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                                     [LOGO]

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 1999
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                PAGE
PORTFOLIOS OF INVESTMENTS
  SA Fixed Income Fund......................................      4
  SA International HBtM Fund................................      6
  SA International Small Company Fund.......................     10
  SA U.S. HBtM Fund.........................................     11
  SA U.S. Market Fund.......................................     14
  SA U.S. Small Company Fund................................     19
STATEMENTS OF ASSETS AND LIABILITIES........................     24
STATEMENTS OF OPERATIONS....................................     26
STATEMENTS OF CHANGES IN NET ASSETS.........................     28
FINANCIAL HIGHLIGHTS........................................     30
NOTES TO FINANCIAL STATEMENTS...............................     36

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SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited)

                                              FACE
                                             AMOUNT        VALUE+
--------------------------------------------------------------------
BONDS AND NOTES -- 56.5%
GOVERNMENT AGENCY -- 6.6%
  Federal Home Loan Bank, 5.625%,
    3/19/01.............................  USD   300,000      297,196
  Federal Home Loan Bank, 5.875%,
    8/15/01.............................  USD   250,000      247,768
  Federal Home Loan Bank, 5.875%,
    9/17/01.............................  USD   250,000      247,566
  Federal National Mortgage Association,
    5.970%, 8/02/01.....................  USD   200,000      198,396
  Federal National Mortgage Association,
    6.500%, 7/10/02.....................  USD   350,000      228,846
                                                         -----------
                                                           1,219,772
                                                         -----------

BANKS -- 10.8%
  African Development Bank MTN, 8.625%,
    5/01/01.............................  USD   250,000      255,668
  Asian Development Bank, 8.500%,
    5/02/01.............................  USD   200,000      204,740
  Bank Austria AG, 4.750%, 3/17/03......  EUR   200,000      199,522
  Credit Local De France SA, 6.000%,
    9/24/01.............................  EUR   300,000      310,509
  Deutsche Genossen-HypotheKenbank,
    3.500%, 10/26/01....................  EUR   300,000      297,672
  European Investment Bank, 4.625%,
    2/26/03.............................  JPY 25,000,000     276,111
  Intermediate American Development
    Bank, 8.500%, 5/01/01...............  USD   200,000      204,376
  Westfaelische Hypothekenbank, 3.250%,
    8/15/01.............................  EUR   250,000      247,883
                                                         -----------
                                                           1,996,481
                                                         -----------

FINANCE -- AUTO LOANS -- 1.6%
  Toyota Motor Credit Corp., 5.500%,
    9/17/01.............................  USD   300,000      293,664
                                                         -----------

FINANCIAL SERVICES -- 1.4%
  MBIA, Inc., 9.000%, 2/15/01...........  USD   250,000      255,974
                                                         -----------

FOREIGN GOVERNMENT/AGENCY -- 27.1%
  Canada Mortgage & Housing Corp.,
    7.250%, 9/01/01.....................  CAD   350,000      248,056
  Government of Canada, 9.750%,
    6/01/01.............................  CAD   550,000      400,850
  Government of France, 4.500%,
    7/12/02.............................  EUR   200,000      201,421
  Government of France, 4.500%,
    7/12/03.............................  EUR   300,000      299,914
  Government of The Netherlands, 6.500%,
    4/15/03.............................  EUR   500,000      529,486
  Japan Finance Corp., 8.700%,
    7/30/01.............................  USD   500,000      513,502
  KFW International Finance, 6.250%,
    10/15/03............................  EUR   200,000      210,548
  Kingdom of Denmark, 8.000%, 5/15/03...  DKK  3,000,000     440,932
                                              FACE
                                             AMOUNT        VALUE+
--------------------------------------------------------------------
  Kingdom of Sweden, 5.000%, 1/15/04....  SEK  4,000,000     463,671
  New South Wales Treasury Corp.,
    5.500%, 10/01/02....................  AUD   300,000      191,733
  Queensland Treasury-Global, 8.000%,
    8/14/01.............................  AUD   500,000      337,018
  Republic of Austria, 4.300%, 7/15/03..  EUR   250,000      247,541
  Treuhandanstalt, 6.625%, 7/09/03......  EUR   400,000      427,217
  United Kingdom Treasury, 7.000%,
    11/06/01............................  GBP   150,000      244,475
  United Kingdom Treasury, 10.000%,
    2/26/01.............................  GBP   150,000      252,084
                                                         -----------
                                                           5,008,448
                                                         -----------

FOREIGN -- MUNICIPAL COUNTY -- 1.3%
  Dept. Des Hauts-De-Seine, 7.000%,
    7/21/03.............................  EUR 1,500,000      246,847
                                                         -----------

INSURANCE -- 1.3%
  American International Group, Inc.
    MTN, 6.340%, 8/16/01................  USD   250,000      248,247
                                                         -----------

OIL & GAS -- 2.7%
  Elf Aquitaine SA, 8.000%, 10/15/01....  USD   500,000      510,309
                                                         -----------

RETAIL -- 1.1%
  Wal-Mart Stores, Inc., 6.150%,
    8/10/01.............................  USD   200,000      198,314
                                                         -----------

UTILITIES -- 2.6%
  Electricite de France, 3.750%,
    10/28/03............................  EUR   500,000      485,750
                                                         -----------
  TOTAL BONDS AND NOTES
    (Identified Cost $10,666,323).......                  10,463,806
                                                         -----------

SHORT-TERM INVESTMENTS -- 41.7%

AIR FREIGHT -- 1.6%
  Kitty Hawk, Inc., 5.900%, 1/28/00.....  USD   300,000      298,672
                                                         -----------

BANKS -- 1.6%
  Oesterreichische National Bank,
    5.900%, 1/18/00.....................  USD   300,000      299,164
                                                         -----------

CHEMICALS -- 2.7%
  E.I. du Pont de Nemours & Co., 5.840%,
    1/18/00.............................  USD   500,000      498,621
                                                         -----------

COSMETICS & TOILETRIES -- 2.7%
  Procter & Gamble Co., 5.860%,
    1/25/00.............................  USD   500,000      498,047
                                                         -----------

FINANCE -- AUTO LOANS -- 2.7%
  PACCAR Financial Corp., 6.100%,
    1/07/00.............................  USD   500,000      499,492
                                                         -----------

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SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------------
                                              FACE
                                             AMOUNT        VALUE+
FINANCE -- LEASING COMPANIES -- 1.6%
  Enterprise Funding Corp., 5.920%,
    1/26/00.............................  USD   300,000      298,767
                                                         -----------

FINANCIAL SERVICES -- 23.7%
  Bellsouth Capital Funding Corp.,
    5.860%, 1/26/00.....................  USD   300,000      298,779
  Caisse Centrale Desjardins, 6.250%,
    2/22/00.............................  USD   500,000      495,486
  Ciesco LP, 5.970%, 1/26/00............  USD   300,000      298,756
  Corporate Asset Funding, 6.020%,
    1/18/00.............................  USD   250,000      249,289
  Delaware Funding Corp., 6.000%,
    1/31/00.............................  USD   500,000      497,500
  Dresdner U.S. Finance, Inc., 6.230%,
    1/10/00.............................  USD   500,000      499,221
  General Electric Credit International,
    6.450%, 1/24/00.....................  USD   400,000      398,352
  Govco, Inc., 5.920%, 1/19/00..........  USD   300,000      299,112
  Saint Michael Finance Plc., 5.500%,
    2/07/00.............................  USD   500,000      497,174
  Sheffield Receivable Corp., 5.950%,
    1/27/00.............................  USD   300,000      298,711
  Shell Finance UK Plc, 5.930%,
    1/13/00.............................  USD   250,000      249,506
  Windmill Financial Corp., 6.010%,
    1/20/00.............................  USD   300,000      299,048
                                                         -----------
                                                           4,380,934
                                                         -----------

FOOD & BEVERAGES -- 1.6%
  Coca-Cola Co., 5.870%, 1/27/00........  USD   300,000      298,728
                                                         -----------

INSURANCE -- 1.6%
  Metlife Funding, Inc., 5.830%,
    1/31/00.............................  USD   300,000      298,542
                                                         -----------

TELECOMMUNICATIONS -- 1.6%
  British Telecommunications Plc,
    5.930%, 1/20/00.....................  USD   300,000      299,061
                                                         -----------

                                             SHARES        VALUE+
--------------------------------------------------------------------

OTHER -- 0.3%
  SSgA Money Market Fund................              5  $         5
  SSgA U.S. Government Money Market
    Fund................................         44,376       44,376
                                                         -----------
                                                              44,381
                                                         -----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $7,714,409)........                   7,714,409
                                                         -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 98.2%
  (IDENTIFIED COST $18,380,732)#..................  18,178,215
  Cash and Other Assets, Less Liabilities -- 1.8%      331,252
                                                    ----------
NET ASSETS -- 100%................................  $18,509,467
                                                    ==========

  +  See Note 1.
  # At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $18,380,732. Net unrealized depreciation aggregated $202,517, of which $42,556 related to appreciated investment securities and $245,073 related to depreciated investment securities.
                                                           Key to abbreviations:
AUD  -- Australian Dollar
CAD  -- Canadian Dollar
DKK  -- Danish Krone
EUR  -- European Monetary Unit
GBP  -- British Pound
JPY  -- Japanese Yen
SEK  -- Swedish Krona
USD  -- U.S. Dollar

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited)

                                          SHARES     VALUE+
--------------------------------------------------------------
COMMON STOCKS -- 94.0%
AUSTRALIA -- 2.5%
  Amcor Ltd.............................   6,891   $    32,274
  Boral Ltd.............................  46,605        72,207
  Colonial Ltd..........................  10,600        47,390
  CSR Ltd...............................  12,754        30,980
  M.I.M. Holdings Ltd...................  70,703        72,874
  North Ltd.............................   7,076        16,677
  Pacific Dunlop Ltd....................  12,644        17,897
  Pasminco Ltd..........................  15,518        17,013
  Pioneer International Ltd.............  11,374        34,274
  Santos Ltd............................   3,210         8,746
  Smorgon Steel Group Ltd...............  22,900        30,819
  St. George Bank Ltd...................   4,987        37,585
                                                   -----------
                                                       418,736
                                                   -----------

AUSTRIA -- 0.2%
  Bank Austria AG.......................     301        16,980
  Voest-Alpine Stahl AG.................     528        20,584
                                                   -----------
                                                        37,564
                                                   -----------

BELGIUM -- 0.9%
  Solvay SA.............................     600        49,561
  Union Miniere SA......................   2,600       101,098
                                                   -----------
                                                       150,659
                                                   -----------

DENMARK -- 0.7%
  Danisco A/S...........................     390        15,201
  Den Danske Bank Group.................     270        29,598
  Jyske Bank A/S........................   2,720        54,850
  Kapital Holding.......................     392        18,834
                                                   -----------
                                                       118,483
                                                   -----------

FINLAND -- 3.1%
  Huhtamaki Van Leer Oyj Series 1.......   1,500        50,771
  Kemira Oyj............................   6,100        37,176
  Kesko Oyj.............................   6,300        79,963
  Metra Oyj Class B.....................     800        14,909
  Metsa-Serla Oyj Series B..............   8,800       102,387
  Metso Oyj*............................   8,705       113,120
  Outokumpu Oyj.........................   7,900       111,811
  Sanitec Oyj*..........................      74           969
                                                   -----------
                                                       511,106
                                                   -----------
FRANCE -- 9.4%
  Assurances Generales De France........   3,100       168,006
  Banque Nationale de Paris.............     400        36,909
  Bull SA*..............................   4,700        37,829
  Christian Dior SA.....................     200        49,562
  Ciments Francais......................   1,000        67,946
  Compagnie de Saint-Gobain.............   1,400       263,301
  Compagnie Generele des Etablissements
    Michelin Class B....................   2,300        90,359
  Eiffage SA............................     200        14,143
                                          SHARES     VALUE+
--------------------------------------------------------------

  Eridania Beghin-Say SA................     700   $    75,309
  Euro Disney SCA*......................  25,454        23,077
  Faurecia..............................     400        21,759
  Groupe GTM............................     200        19,442
  Imerys................................     100        14,909
  Labinal SA............................     100        10,960
  Pernod-Ricard SA......................     700        40,052
  PSA Peugeot Citroen...................   1,600       363,290
  Remy Cointreau SA*....................   1,200        26,981
  Rue Imperiale de Lyon.................      20        36,970
  Societe des Immeubles de France.......   1,100        20,090
  Union des Assurances Federales........     200        23,491
  Usinor SA.............................   8,100       152,175
                                                   -----------
                                                     1,556,560
                                                   -----------

GERMANY -- 9.2%
  Bankgesellschaft Berlin AG*...........  12,900       214,414
  BASF AG...............................   3,050       156,693
  Bayer AG..............................   2,000        94,691
  BHW Holding AG........................   1,300        23,637
  Commerzbank AG........................   3,550       130,349
  Deutsche Bank AG......................   1,700       143,593
  Deutsche Lufthansa AG.................     650        15,125
  Dresdner Bank AG......................   1,400        76,156
  Dyckerhoff AG.........................     700        21,154
  HypoVereinsbank.......................   1,800       122,937
  Linde AG..............................   6,000       328,195
  MAN AG................................     800        30,059
  Merck KGaA............................   3,200        99,284
  Thyssen Krupp AG......................   2,400        73,134
                                                   -----------
                                                     1,529,421
                                                   -----------

HONG KONG -- 2.4%
  Amoy Properties Ltd...................  33,000        27,806
  Hang Lung Development Co., Ltd........  15,000        16,981
  Hongkong and Shanghai Hotels Ltd......  27,000        17,888
  Hysan Development Co., Ltd............  24,000        30,411
  Kerry Properties Ltd..................  24,000        33,653
  New World Development Co., Ltd........  34,000        76,542
  Sino Land Co., Ltd....................  40,000        23,155
  Swire Pacific Ltd.....................   4,500        26,571
  Wharf (Holdings) Ltd..................  37,000        85,914
  Wheelock and Co., Ltd.................  48,000        50,325
                                                   -----------
                                                       389,246
                                                   -----------

IRELAND -- 0.5%
  Independent News & Media Plc..........   2,381        15,614
  Jefferson Smurfit Group Plc...........  21,258        64,243
                                                   -----------
                                                        79,857
                                                   -----------

ITALY -- 3.6%
  Banca di Roma.........................  92,500       118,898
  Banca Popolare di Milano..............   3,000        23,360
  Banca Toscana.........................   5,000        18,535
  CIR-Compagnie Industriali Riunite
    SpA.................................   7,500        19,794

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
ITALY  (CONTINUED)
  Compart SpA*..........................  25,000   $    29,918
  Fiat SpA..............................   6,000       171,350
  Ifil (Finanziiaria di partecipazioni)
    SpA.................................   3,000        29,586
  Italcementi SpA.......................   2,500        30,221
  Magneti Marelli SpA...................   5,000        19,089
  Montedison SpA........................  35,000        57,293
  Riunione Adriatica di Sicurta SpA.....   3,000        30,100
  Societa Assicuratrice Insustriale
    SpA.................................   2,000        22,383
  Toro Assicurazioni....................   1,500        18,465
                                                   -----------
                                                       588,992
                                                   -----------

JAPAN -- 25.4%
  Amada Co., Ltd........................   2,000        10,943
  Ashikaga Bank Ltd.....................   8,000        15,973
  Bandai Co., Ltd.......................   1,000        31,810
  Bank of Yokohama Ltd..................   4,000        18,440
  Casio Computer Co., Ltd...............   3,000        24,958
  Chiba Bank Ltd........................   4,000        22,159
  Chugoku Bank Ltd......................   2,000        20,260
  Citizen Watch Co......................   2,000        12,724
  Dai-Tokyo Fire and Marine Insurance
    Co., Ltd............................   4,000        16,326
  Daido Steel Co., Ltd..................  35,000        51,385
  Daio Paper Corp.......................  10,000        69,003
  Daishi Bank Ltd.......................   4,000        15,856
  Daito Trust Construction Co., Ltd.....     900        10,042
  Daiwa Bank Ltd........................  10,000        29,363
  Daiwa House Industry Co., Ltd.........   6,000        44,631
  Dowa Fire & Marine Insurance Co.,
    Ltd.................................   3,000         8,104
  Fuji Photo Film.......................   3,000       109,523
  Hiroshima Bank Ltd....................   7,000        27,063
  Hitachi Cable Ltd.....................   5,000        25,692
  Hitachi Ltd...........................  22,000       353,137
  Hitachi Metals Ltd....................   4,000        20,162
  Hokkoku Bank Ltd......................   4,000        16,091
  Hokuriku Bank Ltd.*...................   8,000        18,949
  Hyakujushi Bank Ltd...................   3,000        18,792
  Inax Corp.............................   3,000        16,796
  Ishikawajima-Harima Heavy Industries
    Co., Ltd............................  15,000        17,324
  Itochu Corp.*.........................   4,000        19,928
  Izumiya Co., Ltd......................   9,000        86,327
  Joyo Bank Ltd.........................  10,000        46,002
  Juroku Bank Ltd.......................   4,000        16,874
  Kajima Corp...........................   6,000        17,911
  Kinden Corp...........................   3,000        23,050
  Kiyo Bank Ltd.........................  23,000        63,032
  Kobe Steel Ltd.*......................  20,000        13,703
  Kokuyo Co., Ltd.......................   1,000        13,311
  Komatsu Ltd...........................  11,000        50,602
  Konica Corp...........................   5,000        18,596
  Makita Corp...........................   2,000        18,009
  Marubeni Corp.........................  10,000        41,989
                                          SHARES     VALUE+
--------------------------------------------------------------
  Matsushita Electric Industrial Co.,
    Ltd.................................  15,000   $   415,484
  Mitsubishi Gas Chemical Co., Inc......   4,000         7,791
  Mitsubishi Heavy Industries Ltd.......  47,000       156,866
  Mitsubishi Material Corp.*............  13,000        31,810
  Mycal Corp............................   4,000        17,422
  Nanto Bank Ltd........................   3,000        22,022
  New Japan Securities Co., Ltd.*.......  42,000       104,825
  Nippon Mitsubishi Oil Corp............  121,000      532,935
  Nippon Shinpan Co., Ltd...............  30,000        69,883
  Nishi-Nippon Bank Ltd.................   5,000        20,065
  Nisshin Steel Co., Ltd................  98,000       108,388
  Nisshinbo Industries, Inc.............  23,000       104,003
  Nissho Iwai Corp.*....................  13,000        10,561
  NKK Corp.*............................  271,000      183,018
  Noritz Corp...........................   1,000        10,571
  NTN Corp..............................   3,000         8,868
  Obayashi Corp.........................   8,000        37,819
  Pioneer Corp..........................   1,000        26,427
  Sanyo Electric Co., Ltd...............  22,000        89,361
  Seino Transportation Co., Ltd.........  15,000        79,573
  Sekisui Chemical Co., Ltd.............   7,000        31,036
  Sekisui House Ltd.....................  10,000        88,578
  Shimizu Corp..........................   3,000         9,925
  Showa Shell Sekiyu K.K................   4,000        17,657
  Sumitomo Metal Industries Ltd.*.......  43,000        32,407
  Sumitomo Metal Mining Co..............   8,000        17,853
  Sumitomo Realty & Development Co.,
    Ltd.................................   5,000        16,639
  Taiheiyo Cement Corp..................  93,000       177,498
  Taisei Corp...........................   6,000        11,393
  Takashimaya Co., Ltd..................   3,000        20,671
  Tanabe Seiyaku Co., Ltd...............   3,000        20,290
  Teikoku Oil Co., Ltd..................   2,000         6,068
  Toto Ltd..............................   2,000        12,097
  Toyo Seikan Kaisha Ltd................   2,000        28,971
  Toyo Trust & Banking Co., Ltd.........   3,000        12,332
  Toyota Tsusho Corp....................   4,000        11,980
  Victor Company of Japan Ltd...........   3,000        20,143
  Wacoal Corp...........................   1,000         8,799
  Yamaguchi Bank Ltd....................   2,000        18,185
  Yamaha Corp...........................   2,000        12,998
  Yasuda Trust & Banking Co., Ltd.*.....  46,000        71,587
  Yokogawa Electric Corp................   3,000        21,171
  Zexel Corp............................  27,000        51,532
                                                   -----------
                                                     4,212,342
                                                   -----------

NETHERLANDS -- 4.9%
  ABN AMRO Holding NV...................   2,600        64,954
  DSM NV................................   1,000        40,093
  ING Groep NV..........................   4,100       247,560
  Koninklijke (Royal) Philips
    Electronics NV......................   3,400       462,373
                                                   -----------
                                                       814,980
                                                   -----------

NEW ZEALAND -- 0.1%
  Carter Holt Harvey Ltd................  15,200        19,855
                                                   -----------

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)

NORWAY -- 0.4%
  Bergesen d.y. ASA Class A.............   1,200   $    21,879
  Den Norske Bank ASA*..................   6,500        26,706
  Kvaerner ASA Series A.................     900        18,995
                                                   -----------
                                                        67,580
                                                   -----------

PORTUGAL -- 0.4%
  Banco Espirito Santo SA...............     800        22,484
  Cimpor-Cimento de Portugal SGPA SA....   3,000        49,864
                                                   -----------
                                                        72,348
                                                   -----------

SINGAPORE -- 1.1%
  Centrepoint Properties Ltd............  23,000        27,619
  Fraser & Neave Ltd....................   5,000        18,463
  Keppel Corporation Ltd................  25,000        65,446
  Keppel Land Ltd.......................  24,000        39,340
  Singapore Land Ltd....................  12,000        31,558
                                                   -----------
                                                       182,426
                                                   -----------

SPAIN -- 2.7%
  Aceralia Corporation Siderurgica SA...   3,200        42,518
  Acerinox SA...........................   1,300        51,976
  Autopistas del Mare Nostrum SA........   1,700        29,301
  Autopistas, Concesionaria Espanola
    SA..................................   9,000        87,488
  Azucarera Ebro Agricolas SA...........   2,000        29,173
  Compania Espanole de Petroleos SA.....   8,400        82,671
  Corporacion Mapfre....................   1,900        31,466
  Hidroelectrica del Cantabrico SA......   2,800        39,432
  Metrovacesa SA........................   1,100        19,059
  Vallehermoso SA.......................   4,400        31,026
                                                   -----------
                                                       444,110
                                                   -----------

SWEDEN -- 2.6%
  AssiDoman AB..........................   1,600        26,043
  Gambro AB Series A....................   3,500        31,467
  Gambro AB Series B....................   1,800        16,288
  Mo Och Domsjoe AB (MoDo) Series B.....   1,800        64,943
  NCC AB................................   1,500        17,452
  Scandinaviska Enskilda Banken Series
    A...................................   3,100        31,331
  SSAB Svenskt Stal AB Series A.........   1,600        24,821
  Svenska Cellulosa AB (SCA) Series B...   1,700        50,347
  Trelleborg AB Series B................   1,500        13,486
  Volvo AB Series A.....................   2,000        50,535
  Volvo AB Series B.....................   4,300       111,176
                                                   -----------
                                                       437,889
                                                   -----------

SWITZERLAND -- 5.2%
  Baloise Holding Ltd...................     140       110,168
  Ciba Specialty Chemicals AG...........   1,600       117,063
  Helvetia Patria Holding...............     310       245,306
  Oerlikon-Buehrle Holding AG*..........     100        20,097
  SAirGroup.............................     310        62,397
  Sika Finanz AG........................      60        19,594
                                          SHARES     VALUE+
--------------------------------------------------------------
  Sulzer AG.............................      90        58,500
  Sulzer Medica AG......................     160   $    30,647
  Valora Holdings AG....................     770       206,004
                                                   -----------
                                                       869,776
                                                   -----------

UNITED KINGDOM -- 18.7%
  Allied Domecq Plc.....................  26,300       129,996
  Antofagasta Holdings Plc..............   4,000        27,783
  Arjo Wiggins Appleton Plc.............  18,100        61,105
  Associated British Foods Plc..........  17,000        92,609
  Associates British Ports Holdings
    Plc.................................   7,400        33,947
  BAA Plc...............................  11,103        77,475
  Berkeley Group Plc....................   2,730        31,398
  Blue Circle Industries Plc............   8,000        46,779
  BPB Plc...............................   5,900        35,262
  Britannic Plc.........................   4,100        62,254
  British Airways Plc...................  26,000       169,671
  British Land Company Plc..............  11,100        73,871
  Capital Shop Centers Plc..............   8,000        43,678
  CGU Plc...............................  14,000       225,916
  Chelsfield Plc........................   5,000        25,279
  Corus Group Plc.......................  75,200       195,568
  David S. Smith (Holdings) Plc.........   6,000        19,190
  Great Universal Stores Plc............  10,700        62,221
  Hammerson Plc.........................   6,200        42,563
  Hanson Plc............................   4,900        41,079
  Hilton Group Plc......................   8,000        25,974
  J Sainsbury Plc.......................  24,300       137,283
  Marks & Spencer Plc...................  36,400       174,039
  Millennium & Copthorne Hotels Plc.....   5,000        30,691
  Millennium & Copthorne Hotels Plc (RFD
    shares).............................     882         4,986
  National Power Plc....................  11,400        65,739
  Norwich Union Plc.....................  24,000       183,950
  Peninsular and Oriental Steam
    Navigation Co.......................   7,013       116,340
  Pilkington Plc........................  13,900        18,928
  Railtrack Group Plc...................   6,034       101,364
  Rank Group Plc........................  16,000        51,690
  RMC Group Plc.........................   2,000        27,460
  Rolls-Royce Plc.......................  16,312        56,649
  Royal & Sun Alliance Insurance Group
    Plc.................................  35,200       263,824
  Safeway Plc...........................  22,500        78,049
  Scottish & Newcastle Plc..............   7,900        54,872
  Slough Estates Plc....................   8,900        50,676
  Tate & Lyle Plc.......................   5,800        37,147
  Taylor Woodrow Plc....................   8,400        18,318
  Thistle Hotels Plc....................  10,000        29,883
  United Assurance Group Plc............   7,000        34,487
  Whitbread Plc.........................   5,000        50,397
                                                   -----------
                                                     3,110,390
                                                   -----------
  TOTAL COMMON STOCKS
    (Identified Cost $15,295,340).......            15,612,320
                                                   -----------

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)

SHORT TERM INVESTMENTS
UNITED STATES -- 5.2%
  SSgA U.S. Government Money Market
    Fund................................  436,657  $   436,657
  SSgA Money Market Fund................  436,748      436,748
                                                   -----------
                                                       873,405
                                                   -----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $873,405)..........               873,405
                                                   -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 99.2%
  (IDENTIFIED COST $16,168,745)#..................  16,485,725
  Cash and Other Assets, Less Liabilities --
    0.8%..........................................     128,672
                                                    ----------
NET ASSETS -- 100%................................  $16,614,397
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $16,168,745. Net unrealized appreciation aggregated $316,980, of which $992,673 related to appreciated investment securities and $675,693 related to depreciated investment securities.

Ten Largest Sector Holdings at December 31, 1999
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Banks/Savings & Loans                11.6%
Insurance                             8.7%
Building & Construction               8.2%
Electronics                           6.1%
Steel                                 5.6%
Other -- Investment Companies         5.3%
Diversified Operations                4.1%
Real Estate Investment Trusts         3.9%
Oil & Gas                             3.9%
Chemicals                             3.0%

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited)

                                          SHARES     VALUE+
-------------------------------------------------------------
MUTUAL FUNDS -- 100.0%
  Continental Fund......................  143,098  $1,807,325
  Japan Fund............................  110,871   1,118,684
  Pacific Fund..........................  67,800      679,354
  United Kingdom Fund...................  40,914      896,829
                                                   ----------
  TOTAL MUTUAL FUNDS
    (Identified Cost $4,895,007)........            4,502,192
                                                   ----------


-------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
  (IDENTIFIED COST $4,895,007)#...................  4,502,192
  Cash and Other Assets, Less Liabilities --
    0.0%..........................................      1,124
                                                    ---------
NET ASSETS -- 100%................................  $4,503,316
                                                    =========

  +  See Note 1.
  # At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,895,007. Net unrealized depreciation aggregated $392,815, of which $23,690 related to appreciated investment securities and $416,505 related to depreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited)

                                           SHARES     VALUE+
--------------------------------------------------------------
COMMON STOCKS -- 99.5%
AEROSPACE/DEFENSE -- 2.9%
  B.F. Goodrich Co......................    1,500   $   41,250
  Northrop Grumman Corp.................      900       48,656
  Raytheon Co. Class A..................    1,600       39,700
  Raytheon Co. Class B..................    3,100       82,344
                                                    ----------
                                                       211,950
                                                    ----------

AIRLINES -- 4.2%
  Alaska Air Group, Inc.*...............      300       10,538
  AMR Corp.*............................    1,900      127,300
  Delta Air Lines, Inc..................    2,200      109,587
  UAL Corp.*............................      700       54,294
                                                    ----------
                                                       301,719
                                                    ----------

AUTO & RELATED -- 21.4%
  Borg-Warner Automotive, Inc...........      500       20,250
  Cummins Engine Co., Inc...............      300       14,494
  Dana Corp.............................    2,300       68,856
  Federal-Mogul Corp....................    1,000       20,125
  Ford Motor Co.........................   14,900      796,219
  General Motors Corp...................    8,400      610,575
  Tenneco Automotive, Inc.*.............      360        3,353
  United Rentals, Inc.*.................      900       15,412
                                                    ----------
                                                     1,549,284
                                                    ----------
BANKS/SAVINGS & LOANS -- 1.4%
  BancWest Corp.........................    1,000       19,500
  Commercial Federal Corp...............    1,000       17,813
  GreenPoint Financial Corp.............    1,600       38,100
  Pacific Century Financial Corp.*......      900       16,819
  Sovereign Bancorp, Inc................    1,700       12,670
                                                    ----------
                                                       104,902
                                                    ----------

BROADCASTING -- 0.3%
  Hearst-Argyle Television, Inc.*.......      900       23,963
                                                    ----------

BUILDING & CONSTRUCTION -- 0.7%
  Armstrong World Industries, Inc.......      500       16,687
  Centex Corp...........................      500       12,344
  Lafarge Corp..........................      400       11,050
  Pulte Corp............................      500       11,250
                                                    ----------
                                                        51,331
                                                    ----------
BUSINESS SERVICES -- 1.6%
  Interim Services, Inc.*...............    4,200      103,950
  Modis Professional Services, Inc.*....      800       11,400
                                                    ----------
                                                       115,350
                                                    ----------
CHEMICALS -- 2.3%
  Ashland, Inc..........................      900       29,644
  Eastman Chemical Co...................    1,200       57,225
  IMC Global, Inc.......................      800       13,100
  Lyondell Chemical Co..................    2,000       25,500
  Millennium Chemicals, Inc.............    1,000       19,750
  Valhi, Inc............................    1,800       18,900
                                                    ----------
                                                       164,119
                                                    ----------
                                           SHARES     VALUE+
--------------------------------------------------------------

COMPUTER EQUIPMENT -- 1.0%
  Ingram Micro, Inc. Class A*...........      400   $    5,250
  Seagate Technology, Inc.*.............    1,000       46,562
  Silicon Graphics, Inc.*...............    2,000       19,625
                                                    ----------
                                                        71,437
                                                    ----------

CONTAINERS & GLASS -- 1.4%
  Crown Cork & Seal Co., Inc............    1,300       29,087
  Owens-Illinois, Inc.*.................    2,000       50,125
  Pactiv Corp.*.........................    1,800       19,125
                                                    ----------
                                                        98,337
                                                    ----------

DIVERSIFIED OPERATIONS -- 2.5%
  FMC Corp.*............................      500       28,656
  Lockheed Martin Corp..................    5,300      115,938
  Trinity Industries, Inc...............      700       19,906
  U.S. Industries, Inc..................    1,400       19,600
                                                    ----------
                                                       184,100
                                                    ----------

ELECTRONICS -- 3.8%
  Advanced Micro Devices, Inc.*.........    1,000       28,937
  Arrow Electronics, Inc.*..............      700       17,762
  General Motors Corp. Class H*.........    1,700      163,200
  Tech Data Corp.*......................      500       13,563
  Thermo Electron Corp.*................    2,100       31,500
  Thermo Instrument Systems, Inc.*......    1,800       20,025
                                                    ----------
                                                       274,987
                                                    ----------

FINANCIAL SERVICES -- 3.6%
  Bear Stearns Cos., Inc................    1,660       70,965
  Countrywide Credit Industries, Inc....    1,300       32,825
  Finova Group, Inc.....................      900       31,950
  Lehman Brothers Holdings, Inc.........      500       42,344
  Liberty Financial Cos., Inc...........      700       16,056
  MBIA, Inc.............................    1,200       63,375
                                                    ----------
                                                       257,515
                                                    ----------

FOOD & BEVERAGES -- 4.6%
  Archer-Daniels-Midland Co.............    7,700       93,844
  Coca-Cola Enterprises, Inc............    7,400      148,925
  Corn Products International, Inc......      400       13,100
  IBP, Inc..............................    1,400       25,200
  Nabisco Group Holdings Corp...........    4,700       49,937
                                                    ----------
                                                       331,006
                                                    ----------

FOREST & PAPER PRODUCTS -- 1.9%
  Champion International Corp...........    1,300       80,518
  Mead Corp.............................    1,300       56,469
                                                    ----------
                                                       136,987
                                                    ----------

FUNERAL SERVICES -- 0.2%
  Service Corp. International...........    2,000       13,875
                                                    ----------

HEALTH CARE - SERVICES -- 1.8%
  Foundation Health Systems, Inc. Class
    A*..................................    2,000       19,875
  Healthsouth Corp.*....................    8,100       43,537
  Humana, Inc.*.........................    1,400       11,463
  Omnicare, Inc.........................    1,500       18,000

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------
                                           SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE - SERVICES  (CONTINUED)
  Tenet Healthcare Corp.*...............      800   $   18,800
  Trigon Healthcare, Inc.*..............      700       20,650
                                                    ----------
                                                       132,325
                                                    ----------
INSURANCE -- 14.9%
  Aetna, Inc............................    1,800      100,462
  Allmerica Financial Corp..............      800       44,500
  Allstate Corp.........................   11,600      278,400
  American Financial Group, Inc.........      400       10,550
  American National Insurance Co........      200       12,750
  Cincinnati Financial Corp.............    2,200       68,612
  CNA Financial Corp.*..................    2,400       93,450
  Conseco, Inc..........................    3,900       69,712
  Everest Reinsurance Holdings, Inc.....      400        8,925
  Hartford Life, Inc. Class A...........      400       17,600
  Loews Corp............................    1,500       91,031
  Old Republic International Corp.......    1,100       14,988
  Safeco Corp...........................    1,900       47,263
  St. Paul Cos., Inc....................    3,000      101,062
  Unitrin, Inc..........................      500       18,813
  UnumProvident Corp....................    3,100       99,394
                                                    ----------
                                                     1,077,512
                                                    ----------

LEISURE -- 2.3%
  Brunswick Corp........................      900       20,025
  Mandalay Resort Group*................    1,000       20,125
  Mirage Resorts, Inc.*.................    2,800       42,875
  Premier Parks, Inc.*..................      800       23,100
  Starwood Hotels & Resorts Worldwide,
    Inc. Class B........................    2,600       61,100
                                                    ----------
                                                       167,225
                                                    ----------

METALS & MINING -- 1.0%
  Phelps Dodge Corp.....................    1,100       73,837
                                                    ----------
MULTIMEDIA -- 0.3%
  A.H. Belo Corp. Series A..............    1,100       20,969
                                                    ----------
OFFICE EQUIPMENT -- 0.0%
  Lanier Worldwide, Inc.*...............      400        1,550
                                                    ----------
OIL & GAS -- 2.6%
  Devon Energy Corp.....................    1,200       39,450
  Helmerich & Payne, Inc................      800       17,450
  Sunoco, Inc...........................    1,000       23,500
  USX- Marathon Group...................    4,300      106,156
                                                    ----------
                                                       186,556
                                                    ----------

OIL REFINING -- 0.6%
  Ultramar Diamond Shamrock Corp........    1,200       27,225
  Valero Energy Corp....................    1,000       19,875
                                                    ----------
                                                        47,100
                                                    ----------

PAPER & RELATED PRODUCTS -- 2.7%
  American Greetings Corp. Class A......      800       18,900
  Boise Cascade Corp....................      800       32,400
                                           SHARES     VALUE+
--------------------------------------------------------------
  Bowater, Inc..........................      600   $   32,588
  Louisiana-Pacific Corp................      600        8,550
  Potlatch Corp.........................      400       17,850
  Temple-Inland, Inc....................      600       39,562
  Westvaco Corp.........................    1,400       45,675
                                                    ----------
                                                       195,525
                                                    ----------

PUBLISHING -- 0.5%
  Hollinger International, Inc. Class
    A...................................    1,700       21,994
  Ziff-Davis, Inc.*.....................      700       11,069
                                                    ----------
                                                        33,063
                                                    ----------

RETAIL -- 0.9%
  Kmart Corp.*..........................    6,600       66,413
                                                    ----------

RETAIL -- FOOD -- 0.3%
  Great Atlantic & Pacific Tea Co.,
    Inc.................................      700       19,513
                                                    ----------

RETAIL -- GENERAL -- 5.4%
  Dillards, Inc. Class A................    1,600       32,300
  Federated Department Stores, Inc.*....    2,800      141,575
  J.C. Penney Co., Inc..................    3,600       71,775
  Sears, Roebuck & Co...................    4,800      146,100
                                                    ----------
                                                       391,750
                                                    ----------

RETAIL -- SPECIALTY -- 2.3%
  AutoNation, Inc.*.....................    5,000       46,250
  Rite Aid Corp.........................    3,200       35,800
  Saks, Inc.*...........................    2,100       32,681
  Toys "R" Us, Inc.*....................    3,100       44,369
  Venator Group, Inc.*..................    1,400        9,800
                                                    ----------
                                                       168,900
                                                    ----------

STEEL -- 0.8%
  Timken Co.............................    1,000       20,438
  USX- U.S. Steel Group.................    1,200       39,600
                                                    ----------
                                                        60,038
                                                    ----------

TELECOMMUNICATIONS -- 0.1%
  Harris Corp...........................      400       10,675
                                                    ----------

TIRES & RUBBER -- 1.3%
  Cooper Tire & Rubber Co...............    1,200       18,675
  Goodyear Tire & Rubber Co.............    2,700       76,106
                                                    ----------
                                                        94,781
                                                    ----------

TOBACCO -- 0.3%
  R.J. Reynolds Tobacco Holdings,
    Inc.................................    1,300       22,913
                                                    ----------

TRANSPORTATION -- 7.2%
  Airborne Freight Corp.................      800       17,600
  Burlington Northern Santa Fe Corp.....    6,200      150,350
  CSX Corp..............................    2,800       87,850
  GATX Corp.............................      600       20,250
  Norfolk Southern Corp.................    4,900      100,450
  Ryder System, Inc.....................      500       12,219
  Union Pacific Corp....................    3,100      135,237
                                                    ----------
                                                       523,956
                                                    ----------

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------
                                           SHARES     VALUE+
COMMON STOCKS  (CONTINUED)

UTILITIES -- 0.4%
  Alliant Energy Corp...................      400   $   11,000
  Questar Corp..........................    1,100       16,500
                                                    ----------
                                                        27,500
                                                    ----------
  TOTAL COMMON STOCKS
    (Identified Cost $7,302,729)........             7,212,963
                                                    ----------

SHORT TERM INVESTMENTS -- 6.1%

OTHER -- 6.1%
  SSgA U.S. Government Money Market
    Fund................................  219,375      219,375
  SSgA Money Market Fund................  219,413      219,413
                                                    ----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $438,788)..........               438,788
                                                    ----------


-------------------------------------------------------------
TOTAL INVESTMENTS -- 105.6%
  (IDENTIFIED COST $7,741,517)#...................  7,651,751
  Liabilities, Less Cash and Other Assets --
    (5.6%)........................................   (403,046)
                                                    ---------
NET ASSETS -- 100%................................  $7,248,705
                                                    =========


  +  See Note 1.
  *  Non-income producing security
  # At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $7,741,517. Net unrealized depreciation aggregated $89,766, of which $370,637 related to appreciated investment securities and $460,403 related to depreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited)

                                          SHARES     VALUE+
--------------------------------------------------------------
COMMON STOCKS -- 99.6%
ADVERTISING -- 0.5%
  Catalina Marketing Corp.*.............     100   $    11,575
  Lamar Advertising Co. Class A*........     200        12,112
  Omnicom Group, Inc....................     400        40,000
  TMP Worldwide, Inc.*..................     100        14,200
                                                   -----------
                                                        77,887
                                                   -----------

AEROSPACE/DEFENSE -- 1.1%
  Boeing Co.............................   1,300        54,031
  General Dynamics Corp.................     300        15,825
  Honeywell International, Inc..........     200        11,538
  Litton Industries, Inc.*..............     300        14,962
  United Technologies Corp..............   1,000        65,000
                                                   -----------
                                                       161,356
                                                   -----------

AIRLINES -- 0.2%
  AMR Corp.*............................     300        20,221
  Delta Air Lines, Inc..................     300        14,944
                                                   -----------
                                                        35,165
                                                   -----------

APPLIANCES -- 0.1%
  Maytag Corp...........................     200         9,600
                                                   -----------

AUTO & RELATED -- 1.2%
  Cummins Engine Co., Inc...............     200         9,662
  Ford Motor Co.........................   2,300       122,906
  Harley-Davidson, Inc..................     300        19,219
  Tower Automotive, Inc.*...............     600         9,263
  TRW, Inc..............................     200        10,387
                                                   -----------
                                                       171,437
                                                   -----------
BANKS/SAVINGS & LOANS -- 8.2%
  Associated Banc-Corp..................     300        10,275
  Astoria Financial Corp................     300         9,131
  Bank of America Corp..................     300        15,056
  Bank One Corp.........................   4,600       147,487
  Chase Manhattan Corp..................   8,200       637,037
  Comerica, Inc.........................     300        14,006
  Fifth Third Bancorp...................     500        36,687
  First Union Corp......................     300         9,844
  Firstar Corp..........................     418         8,830
  Golden State Bancorp, Inc.*...........     500         8,625
  GreenPoint Financial Corp.............     700        16,669
  Northern Trust Corp...................     400        21,200
  Old National Bancorp..................     400        12,975
  One Valley Bancorp, Inc...............     300         9,188
  Riggs National Corp...................     500         6,594
  SouthTrust Corp.......................     300        11,344
  U.S. Bancorp..........................     800        19,050
  Wachovia Corp.........................     400        27,200
  Washington Mutual, Inc................   5,300       137,800
  Zions Bancorp.........................     200        11,838
                                                   -----------
                                                     1,170,836
                                                   -----------
                                          SHARES     VALUE+
--------------------------------------------------------------

BROADCASTING -- 0.3%
  Infinity Broadcasting Corp. Class
    A*..................................     500   $    18,094
  Sinclair Broadcast Group, Inc. Class
    A*..................................   2,200        26,847
                                                   -----------
                                                        44,941
                                                   -----------

BUILDING & CONSTRUCTION -- 0.3%
  Armstrong World Industries, Inc.......     200         6,675
  Dycom Industries, Inc.*...............     200         8,813
  Modine Manufacturing Co...............     400        10,161
  Simpson Manufacturing Co., Inc.*......     200         8,750
  Southdown, Inc........................     200        10,325
                                                   -----------
                                                        44,724
                                                   -----------

BUSINESS SERVICES -- 3.5%
  BEA Systems, Inc.*....................     200        13,806
  Cendant Corp.*........................   1,000        26,563
  Cintas Corp...........................     200        10,625
  Complete Busines Solutions, Inc.*.....     700        17,588
  Consolidated Graphics, Inc.*..........     300         4,481
  Diamond Technology Partners, Inc.*
    Class A.............................   1,300       111,719
  Electronic Data Systems Corp..........   1,000        66,937
  First Data Corp.......................     800        39,450
  Fiserv, Inc.*.........................     500        19,156
  Imation Corp.*........................   3,300       110,756
  Paychex, Inc..........................     500        20,000
  Primark Corp.*........................     400        10,986
  Robert Half International, Inc.*......     400        11,425
  Sapient Corp.*........................     200        28,187
  SEI Investments Co....................     100        11,902
                                                   -----------
                                                       503,581
                                                   -----------

CHEMICALS -- 1.7%
  Air Products & Chemicals, Inc.........     500        16,781
  Dow Chemical Co.......................     500        66,812
  E.I. du Pont de Nemours & Co..........     200        13,175
  Eastman Chemical Co...................     200         9,538
  Geon Co...............................   1,100        35,750
  International Specialty Products,
    Inc.*...............................   4,800        44,100
  MacDermid, Inc........................     300        12,319
  Rohm & Haas Co........................     400        16,275
  RPM, Inc..............................     900         9,169
  Sigma-Aldrich Corp....................     400        12,025
                                                   -----------
                                                       235,944
                                                   -----------

COMPUTERS -- 2.7%
  Apple Computer, Inc.*.................     300        30,844
  Compaq Computer Corp..................     800        21,650
  Dell Computer Corp.*..................   2,400       122,400
  Gateway, Inc.*........................     600        43,237
  Hewlett-Packard Co....................     200        22,788
  International Business Machines
    Corp................................   1,300       140,400
                                                   -----------
                                                       381,319
                                                   -----------

COMPUTER EQUIPMENT -- 1.2%
  EMC Corp.*............................     200        21,850
  Emulex Corp.*.........................     400        45,000

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER EQUIPMENT  (CONTINUED)
  Intel Corp............................     500   $    41,156
  Optical Coating Laboratory, Inc.......     100        29,600
  RadiSys Corp.*........................     200        10,231
  Seagate Technology, Inc.*.............     400        18,711
                                                   -----------
                                                       166,548
                                                   -----------
COMPUTER SERVICES -- 0.9%
  CheckFree Holdings Corp.*.............     300        31,350
  Cisco Systems, Inc.*..................     500        53,562
  Sun Microsystems, Inc.*...............     400        30,975
  Unisys Corp.*.........................     600        19,163
                                                   -----------
                                                       135,050
                                                   -----------

COMPUTER SOFTWARE -- 5.7%
  3Com Corp.*...........................     700        32,900
  Adobe Systems, Inc....................     200        13,450
  BMC Software, Inc.*...................     500        39,969
  BroadVision, Inc.*....................     300        51,019
  Computer Associates International,
    Inc.................................   5,300       370,669
  Inktomi Corp.*........................     200        17,750
  ISS Group, Inc.*......................     200        14,225
  Macromedia, Inc.*.....................     200        14,625
  Mercury Interactive Corp.*............     200        21,587
  Micromuse, Inc.*......................     100        17,000
  Microsoft Corp.*......................     800        93,400
  National Instruments Corp.*...........     500        19,125
  Netopia, Inc.*........................     200        10,863
  New Era of Networks, Inc.*............     300        14,287
  Novell, Inc.*.........................     700        27,956
  Oracle Corp.*.........................     400        44,825
  Parametric Technology Corp.*..........     500        14,107
                                                   -----------
                                                       817,757
                                                   -----------
CONSUMER PRODUCTS -- 3.6%
  Clorox Co.............................     500        25,187
  Colgate-Palmolive Co..................     300        19,500
  Estee Lauder Companies, Inc. Class
    A...................................     200        10,068
  Fortune Brands, Inc...................     300         9,919
  Gillette Co...........................   4,600       189,462
  Newell Rubbermaid, Inc................     600        17,400
  Procter & Gamble Co...................   1,200       131,475
  Warner-Lambert Co.....................   1,300       106,519
                                                   -----------
                                                       509,530
                                                   -----------

DISTRIBUTION/WHOLESALE -- 0.1%
  Genuine Parts Co......................     400         9,925
                                                   -----------

DIVERSIFIED OPERATIONS -- 7.4%
  Corning, Inc..........................   4,800       618,900
  Danaher Corp..........................     300        14,475
  Federal Signal Corp...................     600         9,637
  General Electric Co...................     500        77,375
  Minnesota Mining & Manufacturing
    Co..................................     800        78,300
  PerkinElmer, Inc......................   4,100       170,919
                                          SHARES     VALUE+
--------------------------------------------------------------
  Ralston Purina Co.....................   2,400   $    66,900
  Textron, Inc..........................     300        22,846
                                                   -----------
                                                     1,059,352
                                                   -----------

ELECTRICAL EQUIPMENT -- 0.7%
  Power Integrations, Inc.*.............     200         9,588
  PRI Automation, Inc.*.................   1,000        67,125
  Xilinx, Inc.*.........................     600        27,281
                                                   -----------
                                                       103,994
                                                   -----------

ELECTRONICS -- 4.0%
  Alpha Industries, Inc.*...............     200        11,463
  Applied Materials, Inc.*..............     800       101,350
  Cypress Semiconductor Corp.*..........     400        12,661
  Dallas Semiconductor Corp.............   2,100       135,319
  DuPont Photomasks, Inc.*..............     200         9,650
  Exar Corp.*...........................     200        11,775
  Lam Research Corp.*...................     200        22,312
  Novellus Systems, Inc.*...............     200        24,506
  PMC-Sierra, Inc.*.....................     100        16,031
  Rambus, Inc.*.........................   1,100        74,181
  SCI Systems, Inc.*....................     300        24,656
  SDL, Inc.*............................     100        21,800
  Siliconix, Inc.*......................     100        12,553
  Texas Instruments, Inc................     200        19,375
  TriQuint Semiconductor, Inc.*.........     100        11,125
  Zoran Corp.*..........................   1,000        55,750
                                                   -----------
                                                       564,507
                                                   -----------

ENERGY -- 0.4%
  Dynegy, Inc...........................     800        19,450
  Enron Corp............................     300        13,312
  Entergy Corp..........................     500        12,875
  Sempra Energy.........................     500         8,688
                                                   -----------
                                                        54,325
                                                   -----------

FACILITY SERVICES -- 0.1%
  ABM Industries, Inc...................     400         8,150
                                                   -----------

FINANCIAL SERVICES -- 4.3%
  American Express Co...................     100        16,625
  AmSouth Bancorporation................     700        13,519
  Associates First Capital Corp. Class
    A...................................   1,000        27,437
  Charles Schwab Corp...................     400        15,350
  CIT Group, Inc. Class A...............     600        12,675
  Citigroup, Inc........................   1,300        72,231
  E*Trade Group, Inc.*..................     500        13,063
  Eaton Vance Corp......................     300        11,400
  Finova Group, Inc.....................     400        14,200
  Household International, Inc..........   1,000        37,250
  Lehman Brothers Holdings, Inc.........     200        16,937
  MBIA, Inc.............................     200        10,563
  MBNA Corp.............................   1,000        26,777
  Mellon Financial Corp.................   1,000        34,402
  Merrill Lynch & Co., Inc..............     700        58,450
  Morgan Stanley Dean Witter & Co.......   1,100       157,025
  Paine Webber Group, Inc...............     300        11,644

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
FINANCIAL SERVICES  (CONTINUED)
  Providian Financial Corp..............     300   $    27,319
  State Street Corp.....................     200        14,613
  UICI*.................................     400         4,225
  Union Planters Corp...................     300        11,831
  Wells Fargo Co........................     300        12,131
                                                   -----------
                                                       619,667
                                                   -----------

FOOD & BEVERAGES -- 2.6%
  Anheuser-Busch Cos., Inc..............     900        63,787
  Archer-Daniels-Midland Co.............   1,000        12,188
  Coca-Cola Co..........................     400        23,300
  Coca-Cola Enterprises, Inc............     800        16,100
  ConAgra, Inc..........................     800        18,050
  H.J. Heinz Co.........................   3,100       123,419
  Interstate Bakeries Corp..............   4,300        77,937
  PepsiCo, Inc..........................     400        14,100
  Whitman Corp..........................     900        12,094
  Wm. Wrigley Jr. Co....................     200        16,587
                                                   -----------
                                                       377,562
                                                   -----------

FOREST & PAPER PRODUCTS -- 1.5%
  Champion International Corp...........     600        37,162
  Consolidated Papers, Inc..............     400        12,725
  Fort James Corp.......................     400        10,950
  Georgia-Pacific Group.................     300        15,225
  International Paper Co................     800        44,322
  Kimberly-Clark Corp...................   1,100        71,775
  Mead Corp.............................     400        17,375
  Wausau-Mosinee Paper Corp.............     600         7,013
                                                   -----------
                                                       216,547
                                                   -----------
HEALTHCARE -- BIOTECHNOLOGY -- 0.6%
  Affymetrix, Inc. *....................     100        16,969
  Amgen, Inc.*..........................     400        24,025
  Biogen, Inc.*.........................     300        24,908
  Genzyme Corp.*........................     200         9,000
  Medtronic, Inc........................     400        14,575
                                                   -----------
                                                        89,477
                                                   -----------
HEALTH CARE -- DRUGS -- 2.3%
  Abbott Laboratories...................     300        10,894
  Alpharma, Inc. Class A................     300         9,225
  American Home Products Corp...........     300        11,831
  Bristol-Myers Squibb Co...............     900        57,769
  Eli Lilly & Co........................   1,200        79,800
  King Pharmaceuticals, Inc.*...........     450        25,228
  Pfizer, Inc...........................   3,600       116,775
  Sepracor, Inc.*.......................     100        10,053
                                                   -----------
                                                       321,575
                                                   -----------

HEALTH CARE -- PRODUCTS -- 0.9%
  Abgenix, Inc.*........................     300        39,750
  Allergan, Inc.........................     200         9,950
  Johnson & Johnson.....................     200        18,625
  Merck & Co., Inc......................     400        26,825
                                          SHARES     VALUE+
--------------------------------------------------------------
  Schering-Plough Corp..................     300   $    12,656
  Stryker Corp..........................     200        13,925
                                                   -----------
                                                       121,731
                                                   -----------

HEALTH CARE -- SERVICES -- 1.8%
  Advance Paradiam, Inc.*...............     400         8,625
  Baxter International, Inc.............     600        37,688
  Cardinal Health, Inc..................     500        23,938
  Columbia/HCA Healthcare Corp..........   1,700        49,831
  First Health Group Corp.*.............   4,300       115,562
  Foundation Health Systems, Inc. Class
    A*..................................   1,000         9,996
  Quest Diagnostics, Inc.*..............     400        12,225
                                                   -----------
                                                       257,865
                                                   -----------

INSURANCE -- 1.8%
  AFLAC, Inc............................   1,000        47,187
  American International Group, Inc.....   1,200       129,750
  Cincinnati Financial Corp.............     300         9,356
  Financial Security Assured Holdings
    Ltd.................................     200        10,406
  Hartford Financial Services Group,
    Inc.................................     500        23,687
  Lincoln National Corp.................     400        16,000
  Loews Corp............................     200        12,138
  Unitrin, Inc..........................     300        11,288
                                                   -----------
                                                       259,812
                                                   -----------

INTERNET SERVICES -- 2.5%
  America Online, Inc.*.................   2,400       181,050
  DoubleClick, Inc.*....................     205        51,878
  Lycos, Inc.*..........................     200        15,912
  Network Solutions, Inc. Class A*......     100        21,756
  SoftNet Systems, Inc.*................     300         7,538
  VeriSign, Inc.*.......................     200        38,187
  Yahoo!, Inc.*.........................     100        43,269
                                                   -----------
                                                       359,590
                                                   -----------

LEISURE -- 1.0%
  Harrah's Entertainment, Inc.*.........     500        13,219
  Marriott International, Inc. Class
    A...................................     500        15,781
  MGM Grand, Inc.*......................     200        10,063
  Mirage Resorts, Inc.*.................     800        12,250
  Station Casinos, Inc.*................   3,900        87,506
                                                   -----------
                                                       138,819
                                                   -----------

METALS & MINING -- 0.5%
  Alcoa, Inc............................     700        58,100
  Mueller Industries, Inc.*.............     300        10,875
                                                   -----------
                                                        68,975
                                                   -----------

MULTIMEDIA -- 5.2%
  AT&T Corp. -- Liberty Media Group
    Class A*............................   1,800       102,150
  CBS Corp.*............................   1,400        89,513
  Gannett Co., Inc......................   4,900       399,656
  Media General, Inc. Class A...........     200        10,400
  Time Warner, Inc......................   1,200        86,925
  Tribune Co............................     500        27,531

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
MULTIMEDIA  (CONTINUED)
  Viacom, Inc. Class B*.................     300   $    18,131
  Walt Disney Co........................     400        11,700
                                                   -----------
                                                       746,006
                                                   -----------

OFFICE EQUIPMENT -- 0.2%
  Pitney Bowes, Inc.....................     500        23,952
  Xerox Corp............................     300         6,806
                                                   -----------
                                                        30,758
                                                   -----------

OIL & GAS -- 2.7%
  AGL Resources, Inc....................   4,300        73,100
  Amerada Hess Corp.....................     200        11,218
  Chevron Corp..........................     200        17,325
  EOG Resources, Inc....................     600        10,538
  Exxon Mobil Corp.*....................     532        42,859
  Halliburton Co........................     900        36,225
  Kerr-McGee Corp.......................     200        12,400
  Noble Affiliates, Inc.................     500        10,719
  Occidental Petroleum Corp.............     700        15,137
  Phillips Petroleum Co.................     500        23,500
  Pride International, Inc.*............     700        10,238
  Stone Energy Corp.*...................   1,400        49,875
  Texaco, Inc...........................     200        10,863
  USX- Marathon Group...................     600        14,812
  Vastar Resources, Inc.................     200        11,800
  Williams Cos., Inc....................     900        27,506
                                                   -----------
                                                       378,115
                                                   -----------

PRINTING -- 0.1%
  Valassis Communications, Inc.*........     300        12,675
                                                   -----------

PUBLISHING -- 0.4%
  Central Newspapers, Inc. Class A......     500        19,687
  Knight-Ridder, Inc....................     200        11,900
  The New York Times Co. Class A........     400        19,650
                                                   -----------
                                                        51,237
                                                   -----------

RESTAURANTS -- 0.1%
  McDonald's Corp.......................     400        16,125
                                                   -----------

RETAIL -- FOOD -- 0.5%
  Albertson's, Inc......................     800        25,622
  Delhaize America, Inc. Class A........     500        10,156
  Safeway, Inc.*........................   1,000        35,563
                                                   -----------
                                                        71,341
                                                   -----------

RETAIL -- GENERAL -- 1.7%
  Dayton Hudson Corp....................     900        66,094
  Dollar General Corp...................     500        11,451
  Longs Drug Stores Corp................     300         7,744
  May Department Stores Co..............     700        22,575
  TJX Cos., Inc.........................     600        12,263
  Wal-Mart Stores, Inc..................   1,700       117,512
                                                   -----------
                                                       237,639
                                                   -----------
                                          SHARES     VALUE+
--------------------------------------------------------------

RETAIL -- SPECIALTY -- 5.2%
  Amazon.com, Inc.*.....................   1,000   $    76,125
  Best Buy Co., Inc.*...................   4,300       215,806
  Children's Place Retail Stores,
    Inc.*...............................   2,200        36,163
  Circuit City Stores-Circuit City
    Group...............................     400        18,025
  CompUSA, Inc.*........................   1,700         8,713
  Costco Wholesale Corp.*...............     400        36,500
  EBay, Inc.*...........................     300        37,556
  Home Depot, Inc.......................   1,950       133,697
  Limited, Inc..........................     400        17,325
  Lowe's Cos., Inc......................     800        47,800
  PC Connection, Inc. *.................     300        10,433
  The Gap, Inc..........................   1,700        78,200
  Walgreen Co...........................   1,000        29,250
                                                   -----------
                                                       745,593
                                                   -----------

STEEL -- 0.5%
  Carpenter Technology Corp.............     400        10,975
  Reliance Steel & Aluminum Co..........   2,500        58,594
                                                   -----------
                                                        69,569
                                                   -----------

TELECOMMUNICATIONS -- 10.1%
  Adaptive Broadband Corp.*.............     200        14,763
  Adtran, Inc.*.........................     200        10,306
  ALLTEL Corp...........................     600        49,612
  American Tower Corp.* Class A.........     600        18,616
  AT&T Corp.*...........................   2,700       137,025
  Bell Atlantic Corp....................   1,200        73,875
  BellSouth Corp........................   5,600       262,150
  Comcast Corp. Class A.................   1,000        50,877
  Cox Communications, Inc. Class A*.....   1,000        51,500
  EchoStar Communications Corp. Class
    A*..................................     200        19,500
  General Instrument Corp.*.............     300        25,500
  Harmonic, Inc.*.......................     400        37,975
  Harris Corp...........................     600        16,013
  Level 3 Communications, Inc.*.........     700        57,312
  Lucent Technologies, Inc..............   2,400       179,550
  MCI WorldCom, Inc.*...................     450        23,878
  McLeodUSA, Inc.*......................     300        17,663
  Motorola, Inc.........................   1,000       147,250
  Nextel Communications, Inc. Class
    A*..................................     200        20,625
  Powertel, Inc.*.......................     100         9,990
  RF Micro Devices, Inc.*...............     200        13,693
  SBC Communications, Inc...............     300        14,625
  Scientific-Atlanta, Inc...............     200        11,125
  Sprint Corp. (PCS Group)..............     200        20,500
  Sprint Corp.*.........................     300        20,194
  Telephone & Data Systems, Inc.........     100        12,600
  Tellabs, Inc.*........................     800        51,350
  U.S. West, Inc........................   1,000        72,000
                                                   -----------
                                                     1,440,067
                                                   -----------

TEXTILE & APPAREL -- 0.5%
  Guess?, Inc.*.........................   2,000        43,500
  Mohawk Industries, Inc.*..............     500        13,187
  Shaw Industries, Inc..................     600         9,263
                                                   -----------
                                                        65,950
                                                   -----------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
TIRES & RUBBER -- 0.2%
  Goodyear Tire & Rubber Co.............   1,000   $    28,188
                                                   -----------

TOBACCO -- 0.1%
  Philip Morris Cos., Inc...............     400         9,275
                                                   -----------
TOOLS-HAND HELD -- 0.1%
  Snap-on, Inc..........................     300         7,969
  Stanley Works.........................     400        12,050
                                                   -----------
                                                        20,019
                                                   -----------

TRANSPORTATION -- 2.3%
  Burlington Northern Santa Fe Corp.....   4,000        97,000
  Roadway Express, Inc..................   1,000        21,625
  Union Pacific Corp....................   4,300       187,587
  USFreightways Corp....................     200         9,575
  Werner Enterprises, Inc...............     600         8,438
                                                   -----------
                                                       324,225
                                                   -----------
UTILITIES -- 3.0%
  American Electric Power Co., Inc......     400        12,850
  Carolina Power & Light Co.............     300         9,131
  CMS Energy Corp.......................     400        12,475
  Dominion Resources, Inc...............     400        15,700
  Duke Energy Corp......................     700        35,087
  GPU, Inc..............................     300         8,981
  IDACORP, Inc..........................     600        16,087
  Minnesota Power, Inc..................   5,400        91,462
  NiSource, Inc.........................     500         8,938
  OGE Energy Corp.......................     500         9,500
  PECO Energy Co........................     400        13,900
  Peoples Energy Corp...................   1,800        60,300
  PG&E Corp.............................     800        16,400
  Reliant Energy, Inc...................     600        13,742
  SCANA Corp............................     400        10,750
  Texas Utilities Co....................   1,200        42,675
  Unicom Corp...........................     400        13,400
  United Illuminating Co................     200        10,275
                                          SHARES     VALUE+
--------------------------------------------------------------

  UtiliCorp United, Inc.................     600   $    11,663
  Washington Gas Light Co...............     400        11,000
                                                   -----------
                                                       424,316
                                                   -----------

WASTE MANAGEMENT -- 0.6%
  Allied Waste Industries, Inc.*........   1,000         8,812
  Waste Management, Inc.................   4,400        75,625
                                                   -----------
                                                        84,437
                                                   -----------

OTHER -- 2.4%
  9 10 Fund.............................  27,285       344,061
                                                   -----------
  TOTAL COMMON STOCKS
    (Identified Cost $13,186,984).......            14,197,144
                                                   -----------

SHORT TERM INVESTMENTS -- 6.1%

OTHER -- 6.1%
  SSgA U.S. Government Money Market
    Fund................................  438,111      438,111
  SSgA Money Market Fund................  435,163      435,163
                                                   -----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $873,274)..........               873,274
                                                   -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 105.7%
  (IDENTIFIED COST $14,060,258)#..................  15,070,418
  Liabilities, Less Cash and Other Assets --
    (5.7%)........................................    (808,448)
                                                    ----------
NET ASSETS -- 100%................................  $14,261,970
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $14,060,258. Net unrealized appreciation aggregated $1,010,160, of which $1,572,061 related to appreciated investment securities and $561,901 related to depreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited)

                                          SHARES     VALUE+
-------------------------------------------------------------
COMMON STOCKS -- 100.1%
AEROSPACE/DEFENSE -- 1.3%
  Alliant Techsystems, Inc.*............     800   $   49,850
  REMEC, Inc.*..........................     800       20,400
  Triumph Group, Inc.*..................     400        9,675
                                                   ----------
                                                       79,925
                                                   ----------

AIRLINES -- 0.4%
  Atlantic Coast Airlines Holdings,
    Inc.*...............................     600       14,250
  SkyWest, Inc..........................     500       14,000
                                                   ----------
                                                       28,250
                                                   ----------

AUTO & RELATED -- 2.8%
  A.S.V., Inc.*.........................     500        6,813
  Avis Rent A Car, Inc.*................   3,100       79,244
  Collins & Aikman Corp.................   5,000       28,750
  Midas, Inc............................     500       10,937
  Oshkosh Truck Corp....................     400       11,725
  Rent-A-Center, Inc.*..................     500        9,906
  Rollins Truck Leasing Corp............   1,100       13,131
  Strattec Security Corp.*..............     300        9,713
  Wabash National Corp..................     500        7,500
                                                   ----------
                                                      177,719
                                                   ----------

BANKS/SAVINGS & LOANS -- 7.3%
  AMCORE Financial, Inc.................     600       14,400
  BB&T Corp.............................     348        9,526
  BT Financial Corp.....................     525       11,550
  Carolina First Corp...................   2,600       47,450
  Cathay Bancorp, Inc...................     900       36,900
  Community Bank Systems, Inc...........     400        9,250
  Eagle Bancshares, Inc.................     600        8,625
  F&M Bancorp...........................     500       11,145
  First Indiana Corp....................     400        8,700
  First Northern Capital Corp...........     900        8,663
  First Washington Bancorp, Inc.........     600        8,850
  FirstFed Financial Corp.*.............     600        8,438
  Flagstar Bancorp, Inc.................     700       12,075
  GBC Bancorp...........................   1,300       25,106
  Hamilton Bancorp, Inc.*...............     500        8,875
  Hopfed Bancorp, Inc...................     500        7,938
  Hudson River Bancorp, Inc.............     900        9,113
  Independent Bank Corp.................   1,400       17,500
  InterWest Bancorp, Inc................     500        9,625
  MAF Bancorp, Inc......................   2,400       50,250
  National City Bancorp.................     900       15,075
  NBT Bancorp, Inc......................   1,260       19,530
  Richmond County Financial Corp........     600       10,793
  Second Bancorp, Inc...................   1,100       24,612
  St. Francis Capital Corp..............     500        9,312
  Sterling Bancshares, Inc..............     800        8,950
  Texas Regional Bancshares, Inc. Class
    A...................................     400       11,600
  UCBH Holdings, Inc.*..................     500       10,281
  United National Bancorp...............     530       11,759
  WesBanco, Inc.........................     400       10,400
  West Coast Bancorp....................     770       10,395
                                                   ----------
                                                      466,686
                                                   ----------
                                          SHARES     VALUE+
-------------------------------------------------------------

BROADCASTING -- 0.9%
  Paxson Communications Corp.*..........   5,000   $   59,687
                                                   ----------

BUILDING & CONSTRUCTION -- 5.3%
  Ampco-Pittsburgh Corp.................   1,000       10,184
  Building One Services Corp.*..........   2,500       23,594
  Butler Manufacturing Co...............     400        8,925
  Crossmann Communities, Inc.*..........     600        9,300
  Elcor Corp............................     400       12,050
  Emcor Group, Inc.*....................     500        9,125
  Florida Rock Industries, Inc..........   3,700      127,419
  Granite Construction, Inc.............     500        9,219
  M.D.C. Holdings, Inc..................     700       10,981
  Nortek, Inc.*.........................   1,200       33,600
  Palm Harbor Homes, Inc.*..............     700       12,600
  Ryland Group, Inc.....................     400        9,225
  Standard Pacific Corp.................     900        9,900
  Stone & Webster, Inc..................     700       11,769
  Texas Industries, Inc.................     400       17,025
  Thor Industries, Inc..................     400       12,175
  Toll Brothers, Inc.*..................     700       13,037
                                                   ----------
                                                      340,128
                                                   ----------

BUSINESS SERVICES -- 4.7%
  Administaff, Inc.*....................     700       21,175
  Ambassadors International, Inc.*......   1,000       10,465
  Angelica Corp.........................     900        8,775
  Aspect Communications Corp.*..........     900       35,213
  Brady Corp. Class A...................     400       13,575
  CCC Information Services Group,
    Inc.*...............................   2,200       37,675
  CDI Corp.*............................     400        9,650
  Forrester Research, Inc.*.............   1,000       68,875
  Labor Ready, Inc.*....................     900       10,656
  Precision Response Corp.*.............   2,200       53,350
  Primark Corp.*........................     400       11,125
  Professional Detailing, Inc.*.........     400       11,975
  Staff Leasing, Inc.*..................   1,100       10,205
                                                   ----------
                                                      302,714
                                                   ----------

CHEMICALS -- 1.5%
  Bush Boake Allen, Inc.*...............     400        9,825
  ChemFirst, Inc........................   1,800       39,375
  M. A. Hanna Co........................   1,000       10,528
  U.S. Plastic Lumber Corp.*............   2,800       21,525
  Wellman, Inc..........................     700       12,750
                                                   ----------
                                                       94,003
                                                   ----------

COMMERCIAL SERVICES -- 1.8%
  Data Broadcasting Corp.*..............   1,000        8,250
  Data Transmission Network Corp.*......     400        6,900
  DBT Online, Inc.*.....................     400        9,750
  F.Y.I, Inc.*..........................   1,400       47,600
  Mail-Well, Inc.*......................   1,000       13,500
  Plexus Corp.*.........................     400       17,600
  R.H. Donnelley Corp...................     700       13,212
                                                   ----------
                                                      116,812
                                                   ----------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

-------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
COMMUNICATIONS EQUIPMENT -- 0.5%
  Advanced Radio Telecom Corp.*.........     800   $   19,200
  NumereX Corp.*........................   1,000       12,028
                                                   ----------
                                                       31,228
                                                   ----------
COMPUTER EQUIPMENT -- 4.7%
  Computer Network Technology Corp.*....     500       11,469
  Concurrent Computer Corp.*............   1,000       18,687
  Drexler Technology Corp.*.............   1,000       10,015
  In Focus Systems, Inc.*...............     500       11,757
  Kronos, Inc.*.........................     300       18,000
  Maxwell Technologies, Inc.*...........     500        5,000
  Mentor Graphics Corp.*................   4,900       64,619
  MicroTouch Systems, Inc.*.............     700        8,838
  MMC Networks, Inc.*...................   3,100      106,562
  Silicon Storage Technology, Inc.*.....     500       20,625
  Systems & Computer Technology
    Corp.*..............................   1,000       16,250
  Veramark Technologies, Inc.*..........     800        9,800
                                                   ----------
                                                      301,622
                                                   ----------

COMPUTER SERVICES -- 1.9%
  4Front Software, Inc.*................   1,100       14,712
  Axent Technologies, Inc.*.............     600       12,600
  Computer Horizons Corp.*..............     900       14,569
  InaCom Corp.*.........................   1,400       10,539
  Metamor Worldwide, Inc.*..............     700       20,387
  Segue Software, Inc.*.................     900       22,500
  Technology Solutions Co.*.............     800       26,200
                                                   ----------
                                                      121,507
                                                   ----------
COMPUTER SOFTWARE -- 7.2%
  Acclaim Entertainment, Inc.*..........   3,200       16,400
  Active Voice Corp.*...................     500       14,531
  Ardent Software, Inc.*................     400       15,600
  Avant! Corp.*.........................     700       10,500
  Best Software, Inc.*..................     400       11,855
  Brio Technology, Inc.*................     700       29,400
  Concord Communications, Inc.*.........     300       13,313
  Datastream Systems, Inc.*.............   1,000       24,562
  FileNET Corp.*........................     600       15,300
  IMRglobal Corp.*......................     800       10,010
  Integrated Systems, Inc. Class A*.....     700       23,494
  InterVU, Inc.*........................     300       31,500
  IntraNet Solutions, Inc.*.............     500       18,500
  JDA Software Group, Inc.*.............     700       10,857
  Netopia, Inc.*........................     300       16,294
  New Era of Networks, Inc.*............     600       28,575
  Open Market, Inc.*....................     700       31,587
  Peerless Systems Corp.*...............   1,400       10,850
  Pervasive Software, Inc.*.............     300        5,081
  Pinnacle Systems, Inc.*...............     500       20,344
  Puma Technology, Inc.*................     300       39,187
  Sanchez Computer Associates, Inc.*....     500       20,594
  Santa Cruz Operation, Inc.*...........     700       21,262
  SPSS, Inc.*...........................     500       12,625
  Structural Dynamics Research Corp.*...     700        8,925
                                          SHARES     VALUE+
-------------------------------------------------------------
                                                   ----------
                                                      461,146
                                                   ----------

CONTAINERS-PAPER/PLASTIC -- 0.4%
  AEP Industries, Inc.*.................     400   $   10,305
  EarthShell Corp.*.....................   4,400       18,150
                                                   ----------
                                                       28,455
                                                   ----------

DISTRIBUTION/WHOLESALE -- 1.2%
  Aviall, Inc.*.........................     900        7,369
  CellStar Corp.*.......................   1,200       11,283
  Daisytek International Corp.*.........     500       11,656
  Handleman Co.*........................     900       11,050
  Hughes Supply, Inc....................     500       10,781
  ScanSource, Inc.*.....................     600       24,337
                                                   ----------
                                                       76,476
                                                   ----------

DIVERSIFIED OPERATIONS -- 1.5%
  Barnes Group, Inc.....................     600        9,788
  Griffon Corp.*........................   1,500       11,719
  MascoTech, Inc........................     900       11,331
  Myers Industries, Inc.................     600        9,450
  SPS Technologies, Inc.*...............     300        9,581
  Volt Information Sciences, Inc.*......     500       11,937
  Walter Industries, Inc................   1,000       10,812
  Xceed, Inc.*..........................     500       20,750
                                                   ----------
                                                       95,368
                                                   ----------

EDUCATION -- 0.7%
  Career Education Corp.*...............     400       15,350
  Strayer Education, Inc................   1,600       31,600
                                                   ----------
                                                       46,950
                                                   ----------

ELECTRICAL EQUIPMENT -- 4.8%
  American Xtal Technology, Inc.*.......   1,900       33,131
  Belden, Inc...........................   2,300       48,300
  C&D Technologies, Inc.................     300       12,750
  Cable Design Technologies Corp.*......     600       13,800
  Checkpoint Systems, Inc.*.............   3,000       30,563
  GenRad, Inc.*.........................     600        9,675
  Meade Instruments Corp.*..............     800       22,800
  ParkerVision, Inc.*...................     400       12,300
  Photon Dynamics, Inc.*................     400       15,500
  Power-One, Inc.*......................   2,100       96,206
  Spectrian Corp.*......................     300        8,475
                                                   ----------
                                                      303,500
                                                   ----------

ELECTRONICS -- 5.7%
  ACT Manufacturing, Inc.*..............     300       11,160
  ADE Corp.*............................     700       11,550
  AMETEK, Inc...........................     600       11,438
  California Amplifier, Inc.*...........     400       10,555
  Coherent, Inc.*.......................     500       13,375
  DuPont Photomasks, Inc.*..............     300       14,475
  Electro Scientific Industries,
    Inc.*...............................     300       21,900
  EMCORE Corp.*.........................     300       10,208
  Exar Corp.*...........................     200       11,775
  General Semiconductor, Inc.*..........   1,100       15,606
  Hadco Corp.*..........................     300       15,300

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

-------------------------------------------------------------
                                          SHARES     VALUE+
  Integrated Silicon Solution, Inc.*....   1,000       16,562
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  Interlink Electronics, Inc.*..........     200   $   11,530
  Mattson Technology, Inc.*.............     800       13,700
  Methode Electronics, Inc. Class A.....     600       19,275
  Micros Systems, Inc.*.................     300       22,200
  MIPS Technologies, Inc. Class A*......     300       15,554
  Photronics, Inc.*.....................   2,400       68,700
  Pioneer-Standard Electronics, Inc.....     800       11,550
  Stoneridge, Inc.*.....................     700       10,806
  Three-Five Systems, Inc...............     400       16,400
  Watkins-Johnson Co....................     300       12,000
                                                   ----------
                                                      365,619
                                                   ----------

ENVIROMENTAL SERVICES -- 0.8%
  Catalytica, Inc.*.....................   2,900       39,331
  Layne Christensen Co.*................   1,200        8,700
                                                   ----------
                                                       48,031
                                                   ----------

FINANCIAL SERVICES -- 2.2%
  Amresco, Inc.*........................   1,500        2,109
  First Sierra Financial, Inc.*.........     600        9,954
  Hoenig Group, Inc.*...................     900        8,325
  Investors Financial Services Corp.....     300       13,800
  Jefferies Group, Inc..................     500       11,000
  JWGenesis Financial Corp.*............     600       17,775
  Morgan Keegan, Inc....................     600       10,088
  Phoenix Investment Partners Ltd.......   1,300       10,436
  Pioneer Group, Inc....................     800       12,600
  Ragen Mackenzie Group, Inc.*..........     600       10,800
  Sky Financial Group, Inc..............     547       11,008
  Susquehanna Bancshares, Inc...........     700       10,869
  WFS Financial, Inc....................     500       10,563
                                                   ----------
                                                      139,327
                                                   ----------

FOOD & BEVERAGES -- 1.6%
  Dreyer's Grand Ice Cream, Inc.........     600       10,200
  Fleming Cos., Inc.....................   1,000       10,250
  J. M. Smucker Co. Class B.............   1,500       24,375
  Michael Foods, Inc....................     400        9,850
  Performance Food Group Co.*...........   1,400       34,125
  Ralcorp Holdings, Inc.*...............     600       11,962
                                                   ----------
                                                      100,762
                                                   ----------
FOREST & PAPER PRODUCTS -- 0.8%
  Buckeye Technologies, Inc.*...........     700       10,310
  Deltic Timber Corp....................     400        8,750
  FiberMark, Inc.*......................     800        9,400
  Pope & Talbot, Inc....................     700       11,200
  Schweitzer-Mauduit International,
    Inc.................................     800       10,750
                                                   ----------
                                                       50,410
                                                   ----------

HEALTHCARE -- BIOTECHNOLOGY -- 2.8%
  Avigen, Inc.*.........................   1,300       40,300
  Aviron*...............................     500        7,906
  Bio-Technology General Corp.*.........   1,100       16,290
                                          SHARES     VALUE+
-------------------------------------------------------------
  Genzyme Transgenics Corp.*............   2,000       25,250
  Integra LifeSciences Holdings*........   1,600   $    9,450
  Interpore International, Inc.*........   1,400       11,025
  Pharmaceutical Product Development,
    Inc.*...............................   2,400       28,500
  Protein Design Labs, Inc.*............     400       28,000
  Vical, Inc.*..........................     500       14,969
                                                   ----------
                                                      181,690
                                                   ----------

HEALTH CARE -- DRUGS -- 3.3%
  Alpharma, Inc. Class A................   1,700       52,275
  CIMA Labs, Inc.*......................   1,000       13,063
  Cubist Pharmaceuticals, Inc.*.........     600       11,717
  CV Therapeutics, Inc.*................     600       15,637
  Isis Pharmaceuticals, Inc.*...........   2,900       18,125
  Medco Research, Inc.*.................   1,000       30,062
  Omega Protein Corp.*..................   2,400        7,500
  Pharmacyclics, Inc.*..................   1,500       61,875
                                                   ----------
                                                      210,254
                                                   ----------

HEALTH CARE -- PRODUCTS -- 2.7%
  Arrow International, Inc..............     500       14,500
  ArthroCare Corp.*.....................     200       12,200
  Biomatrix, Inc.*......................     500        9,625
  Biosite Diagnostics, Inc.*............     700       10,782
  COR Therapeutics, Inc.*...............     500       13,438
  Cytyc Corp.*..........................     400       24,425
  Datascope Corp........................     300       12,000
  Henry Schein, Inc.*...................     800       10,650
  Hollis-Eden Pharmaceuticals, Inc.*....     600        6,225
  Immucor, Inc.*........................     800       10,550
  Perrigo Co.*..........................   1,500       11,919
  Sola International, Inc.*.............     700        9,713
  Varian Medical Systems, Inc...........     600       17,887
  West Pharmaceutical Services, Inc.....     300        9,281
                                                   ----------
                                                      173,195
                                                   ----------

HEALTH CARE -- SERVICES -- 1.4%
  Brookdale Living Communities, Inc.*...   1,200       14,850
  Cerner Corp.*.........................     700       13,781
  Kendle International, Inc.*...........   2,300       22,712
  Laboratory Corporation of America
    Holdings*...........................   3,800       14,013
  Sunquest Information Systems, Inc.*...     800       10,800
  Sunrise Assisted Living, Inc.*........     400        5,500
  Total Renal Care Holdings, Inc.*......   1,600       10,144
                                                   ----------
                                                       91,800
                                                   ----------

HOUSEHOLD PRODUCTS -- 0.2%
  Oneida Ltd............................     500       10,858
                                                   ----------

INSURANCE -- 3.4%
  Brown & Brown, Inc....................     300       11,494
  CNA Surety Corp.......................   4,400       57,200
  Enhance Financial Services Group,
    Inc.................................     800       13,000
  Fremont General Corp..................   1,400       10,325
  Harleysville Group, Inc...............     600        8,550
  HCC Insurance Holdings, Inc...........   1,000       13,187

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

-------------------------------------------------------------
                                          SHARES     VALUE+
  Meadowbrook Insurance Group, Inc......     900        5,906
COMMON STOCKS  (CONTINUED)
INSURANCE  (CONTINUED)
  Medical Assurance, Inc................     500   $   10,594
  Philadelphia Consolidated Holding
    Corp................................     700       10,169
  Presidential Life Corp................     600       11,025
  RLI Corp..............................   1,000       34,000
  Selective Insurance Group, Inc........     600       10,313
  State Auto Financial Corp.............   1,200       11,283
  W.R. Berkley Corp.....................     500       10,437
                                                   ----------
                                                      217,483
                                                   ----------
INTERNET SERVICES -- 0.9%
  Panja, Inc.*..........................     900       14,850
  Quokka Sports, Inc.*..................     900       10,937
  RMI.NET, Inc.*........................   2,500       20,781
  SoftNet Systems, Inc.*................     500       12,563
                                                   ----------
                                                       59,131
                                                   ----------

LEISURE -- 2.6%
  AMC Entertainment, Inc.*..............   1,000        8,625
  AMF Bowling, Inc.*....................   5,000       15,625
  Argosy Gaming Co.*....................     800       12,450
  Bally Total Fitness Holding Corp.*....     500       13,344
  Boca Resorts, Inc. Class A*...........   4,200       40,950
  Fairfield Communities, Inc.*..........     900        9,675
  Scientific Games Holdings Corp.*......     600        9,938
  Sunterra Corp.*.......................   3,600       41,400
  WMS Industries, Inc.*.................     900       11,812
                                                   ----------
                                                      163,819
                                                   ----------

MACHINERY -- 2.2%
  Alamo Group, Inc......................   1,000       10,000
  Astec Industries, Inc.*...............     600       11,199
  Commercial Intertech Corp.............   1,500       19,125
  JLG Industries, Inc...................     900       14,344
  Lufkin Industries, Inc................     700       10,500
  Milacron, Inc.........................   3,500       53,812
  Sauer, Inc............................   2,700       24,469
                                                   ----------
                                                      143,449
                                                   ----------

METALS & MINING -- 0.5%
  A.M. Castle & Co......................     700        8,225
  AMCOL International Corp..............     800       12,900
  Wolverine Tube, Inc.*.................     700        9,888
                                                   ----------
                                                       31,013
                                                   ----------

OFFICE FURNISHINGS & SUPPLIES -- 0.6%
  American Business Products, Inc.......     800        9,350
  Global Imaging Systems, Inc.*.........     600        7,350
  New England Business Service, Inc.....     400        9,775
  Standard Register Co..................     500        9,688
                                                   ----------
                                                       36,163
                                                   ----------
OIL & GAS -- 1.3%
  Atmos Energy Corp.....................     600       12,019
  Cal Dive International, Inc.*.........     300        9,937
  Clayton Williams Energy, Inc.*........     900       10,631
                                          SHARES     VALUE+
-------------------------------------------------------------
  Cross Timbers Oil Co..................   1,000   $    9,063
  Grey Wolf, Inc.*......................   3,300        9,488
  Key Production Co., Inc.*.............   1,200        8,850
  Oceaneering International, Inc.*......     700       10,456
  Pennaco Energy, Inc.*.................     900        7,200
  TransMontaigne, Inc.*.................     900        6,300
                                                   ----------
                                                       83,944
                                                   ----------

PERSONAL CARE -- 0.3%
  Chattem, Inc.*........................     500        9,500
  Guest Supply, Inc.*...................     700       10,169
                                                   ----------
                                                       19,669
                                                   ----------

PUBLISHING -- 0.2%
  Playboy Enterprises, Inc. Class B*....     400        9,725
                                                   ----------

RESTAURANTS -- 1.1%
  IHOP Corp.*...........................     600       10,013
  O' Charley's, Inc.*...................     800       10,495
  RARE Hospitality International,
    Inc.*...............................   1,200       25,969
  Ryan's Family Steak Houses, Inc.*.....   1,200       10,200
  Sonic Corp.*..........................     400       11,400
                                                   ----------
                                                       68,077
                                                   ----------

RETAIL -- FOOD -- 0.6%
  Delhaize America, Inc. Class A........     800       16,250
  Hain Food Group, Inc.*................     400        8,950
  Smart & Final, Inc....................   1,500       10,354
                                                   ----------
                                                       35,554
                                                   ----------

RETAIL -- GENERAL -- 0.4%
  Bebe stores, Inc.*....................     500       13,500
  PriceSmart, Inc.*.....................     300       11,756
                                                   ----------
                                                       25,256
                                                   ----------

RETAIL -- SPECIALTY -- 3.3%
  CompUSA, Inc.*........................   1,800        9,225
  Deb Shops, Inc........................     700       12,950
  Goody's Family Clothing, Inc.*........   3,300       17,737
  Group 1 Automotive, Inc.*.............     600        8,363
  Heilig-Meyers Co......................   5,000       13,750
  Hines Horticulture, Inc.*.............   2,200       18,562
  J.Baker, Inc..........................   1,400        8,400
  Maxim Group, Inc.*....................   1,900       10,213
  Pep Boys -- Manny, Moe & Jack.........   1,100        9,999
  Pier 1 Imports, Inc...................   1,900       12,112
  Rush Enterprises, Inc.*...............     700       10,150
  Shop At Home, Inc.*...................   2,800       27,825
  Sunglass Hut International, Inc.*.....     900       10,125
  Systemax, Inc.*.......................   1,100        9,350
  Transport World Entertainment
    Corp.*..............................   1,000       10,500
  Wet Seal, Inc.*.......................   1,100       13,475
  Wilsons The Leather Experts, Inc.*....     600       11,063
                                                   ----------
                                                      213,799
                                                   ----------

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
  Trammell Crow Co.*....................     700        8,138
                                                   ----------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 1999 (Unaudited) (Continued)

-------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)

STEEL -- 0.9%
  Carpenter Technology Corp.............     400   $   10,975
  Maverick Tube Corp.*..................     500       12,344
  Reliance Steel & Aluminum Co..........     600       14,062
  Ryerson Tull, Inc.....................     500        9,719
  Valmont Industries, Inc...............     700       11,063
                                                   ----------
                                                       58,163
                                                   ----------

TELECOMMUNICATIONS -- 4.3%
  Anaren Microwave, Inc.*...............     300       16,238
  Applied Digital Solutions, Inc.*......   1,400       10,500
  Aware, Inc.*..........................     400       14,550
  CFW Communications Co.................     300       10,400
  Communications Systems, Inc...........     900       11,700
  Executone Information Systems,
    Inc.*...............................   3,100       16,856
  IPC Information, Inc.*................     800       56,800
  Optical Cable Corp.*..................   1,900       38,000
  Osicom Technologies, Inc.*............   1,000       45,375
  Proxim, Inc.*.........................     200       22,000
  Rural Celluar Corp. Class A*..........     200       18,100
  Startec Global Communications
    Corp.*..............................     500       11,514
                                                   ----------
                                                      272,033
                                                   ----------

TEXTILE & APPAREL -- 0.8%
  Columbia Sportswear Co.*..............     500       10,750
  Kellwood Co...........................     600       11,663
  Oshkosh B' Gosh, Inc. Class A.........   1,400       29,487
                                                   ----------
                                                       51,900
                                                   ----------
TOBACCO -- 0.1%
  Brooke Group Ltd......................     630        9,411
                                                   ----------

TOOLS-HAND HELD -- 0.2%
  Toro Co...............................     300       11,194
                                                   ----------
TRANSPORTATION -- 2.8%
  American Freightways Corp.*...........     600        9,713
  Circle International Group, Inc.......   1,800       40,050
  Interpool, Inc........................   2,700       20,081
  Kirby Corp.*..........................     500       10,045
  Knight Transportation, Inc.*..........     800       13,700
  M.S. Carriers, Inc.*..................     400        9,550
  Overseas Shipholding Group, Inc.......     700       10,369
  RailAmerica, Inc.*....................   1,200       10,308
  XTRA Corp.............................   1,300       55,412
                                                   ----------
                                                      179,228
                                                   ----------
                                          SHARES     VALUE+
-------------------------------------------------------------

UTILITIES -- 2.7%
  Avista Corp...........................     700   $   10,806
  Cascade Natural Gas Corp..............     600        9,675
  CTG Resources, Inc....................     300       10,425
  E' Town Corp..........................     200       12,450
  El Paso Electric Co.*.................   1,200       11,775
  Energen Corp..........................     600       10,838
  Madison Gas and Electric Co...........     500       10,063
  Middlesex Water Co....................     500       16,000
  Northwest Natural Gas Co..............     500       10,969
  NorthWestern Corp.....................     500       11,000
  TNP Enterprises, Inc,.................     300       12,375
  UniSource Energy Corp.*...............   1,000       11,187
  United Illuminating Co................     300       15,412
  Unitil Corp...........................     500       17,875
                                                   ----------
                                                      170,850
                                                   ----------

WASTE MANAGEMENT -- 0.4%
  Casella Waste Systems, Inc. Class
    A*..................................   1,300       24,538
                                                   ----------
  TOTAL COMMON STOCKS
    (Identified Cost $5,783,362)........            6,396,659
                                                   ----------

SHORT TERM INVESTMENTS -- 8.1%

OTHER -- 8.1%
  SSgA U.S. Government Money Market
    Fund................................  259,500     259,500
  SSgA Money Market Fund................  259,500     259,500
                                                   ----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $519,000)..........              519,000
                                                   ----------


-------------------------------------------------------------
TOTAL INVESTMENTS -- 108.2%
  (IDENTIFIED COST $6,302,362)#...................  6,915,659
  Liabilities, Less Cash and Other Assets --
    (8.2%)........................................   (523,110)
                                                    ---------
NET ASSETS -- 100%................................  $6,392,549
                                                    =========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $6,302,362. Net unrealized appreciation aggregated $613,297, of which $919,018 related to appreciated investment securities and $305,721 related to depreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 1999 (Unaudited)

                                SA       SA INTERNATIONAL
                           FIXED INCOME        HBTM
                               FUND            FUND
---------------------------------------------------------
ASSETS
  Investments in
    securities, at market  $10,463,806     $15,612,320
  Short-term investments
    (at amortized cost)      7,714,409         873,405
  Cash                          12,466             557
  Foreign Currency                  --          31,551
  Receivable for
    investments sold                --          31,590
  Dividends and interest
    receivable                 257,844          11,814
  Receivable for fund
    shares sold                115,836          62,688
  Receivable due from
    advisor (Note 2)            45,367          88,006
  Receivable for foreign
    tax reclaims                    --             235
                           -----------     -----------
    TOTAL ASSETS            18,609,728      16,712,166
                           -----------     -----------

LIABILITIES
  Payable for investments
    purchased                       --           1,536
  Payable for forward
    foreign currency
    exchange contracts
    (Note 1)                    29,884              --
  Payable for fund shares
    redeemed                        --              --
  Advisory fee payable
    (Note 2)                    21,089          21,296
  Administrative fee
    payable (Note 2)               912           1,291
  Shareholder servicing
    fee payable (Note 2)         1,530           1,480
  Trustee's fees payable
    (Note 2)                     2,901           2,901
  Accrued expenses and
    other liabilities           43,945          69,265
                           -----------     -----------
    TOTAL LIABILITIES          100,261          97,769
                           -----------     -----------

NET ASSETS                 $18,509,467     $16,614,397
                           ===========     ===========
NET ASSETS CONSIST OF:
  Capital paid-in          $18,589,949     $16,382,858
  Undistributed
    (overdistributed) net
    investment income          (39,426)        (75,722)
  Accumulated net
    realized gain/(loss)       193,721          (9,620)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments               (202,517)        316,980
    Foreign currency
      translations             (32,260)            (99)
                           -----------     -----------

NET ASSETS                 $18,509,467     $16,614,397
                           ===========     ===========

CLASS S:
Net assets                 $ 5,214,207     $ 7,827,879
Shares outstanding (par
  value)                       522,317         784,067
Net asset value per share  $      9.98     $      9.98

CLASS I:
Net assets                 $13,295,260     $ 8,786,518
Shares outstanding (par
  value)                     1,332,135         879,888
Net asset value per share  $      9.98     $      9.99

IDENTIFIED COST OF
  INVESTMENTS              $18,380,732     $16,168,745
COST OF FOREIGN CURRENCY            --     $    31,514

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                           SA INTERNATIONAL       SA            SA           SA U.S.
                            SMALL COMPANY     U.S. HBTM     U.S. MARKET   SMALL COMPANY
                                 FUND            FUND          FUND           FUND
---------------------------------------------------------------------------------------
ASSETS
  Investments in
    securities, at market     $4,502,192      $7,212,963    $14,197,144    $6,396,659
  Short-term investments
    (at amortized cost)               --         438,788        873,274       519,000
  Cash                               314             146          1,978         1,334
  Foreign Currency                    --              --             --            --
  Receivable for
    investments sold                  --              --             --            --
  Dividends and interest
    receivable                        --          11,838         13,735         4,330
  Receivable for fund
    shares sold                   12,376          19,058         41,486        12,459
  Receivable due from
    advisor (Note 2)              36,162          43,047         46,894        47,299
  Receivable for foreign
    tax reclaims                      --              --             --            --
                              ----------      ----------    -----------    ----------
    TOTAL ASSETS               4,551,044       7,725,840     15,174,511     6,981,081
                              ----------      ----------    -----------    ----------

LIABILITIES
  Payable for investments
    purchased                         --         420,491        836,108       529,994
  Payable for forward
    foreign currency
    exchange contracts
    (Note 1)                          --              --             --            --
  Payable for fund shares
    redeemed                          --              --         15,600            --
  Advisory fee payable
    (Note 2)                       2,997           7,779         10,336         7,852
  Administrative fee
    payable (Note 2)                 352             548          1,077           470
  Shareholder servicing
    fee payable (Note 2)             488             782          1,614           680
  Trustee's fees payable
    (Note 2)                       2,901           2,823          2,901         2,901
  Accrued expenses and
    other liabilities             40,990          44,712         44,905        46,635
                              ----------      ----------    -----------    ----------
    TOTAL LIABILITIES             47,728         477,135        912,541       588,532
                              ----------      ----------    -----------    ----------

NET ASSETS                    $4,503,316      $7,248,705    $14,261,970    $6,392,549
                              ==========      ==========    ===========    ==========
NET ASSETS CONSIST OF:
  Capital paid-in             $4,577,355      $7,325,495    $13,212,945    $5,775,686
  Undistributed
    (overdistributed) net
    investment income            (11,590)         12,976         16,940           895
  Accumulated net
    realized gain/(loss)         330,366              --         21,925         2,671
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments                 (392,815)        (89,766)     1,010,160       613,297
    Foreign currency
      translations                    --              --             --            --
                              ----------      ----------    -----------    ----------

NET ASSETS                    $4,503,316      $7,248,705    $14,261,970    $6,392,549
                              ==========      ==========    ===========    ==========

CLASS S:
Net assets                    $2,040,785      $3,471,558    $ 7,288,717    $3,040,979
Shares outstanding (par
  value)                         202,053         368,572        653,868       265,484
Net asset value per share     $    10.10      $     9.42    $     11.15    $    11.45

CLASS I:
Net assets                    $2,462,531      $3,777,147    $ 6,973,253    $3,351,570
Shares outstanding (par
  value)                         243,753         401,224        625,104       292,428
Net asset value per share     $    10.10      $     9.41    $     11.16    $    11.46

IDENTIFIED COST OF
  INVESTMENTS                 $4,895,007      $7,741,517    $14,060,258    $6,302,362
COST OF FOREIGN CURRENCY              --              --             --            --

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- DECEMBER 31, 1999 (Unaudited)

                                SA       SA INTERNATIONAL
                           FIXED INCOME        HBTM
                              FUND*           FUND**
---------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends               $      --       $  15,867
    Interest                  237,186          18,697
    Less: Foreign taxes
      withheld                 (1,825)         (1,657)
                            ---------       ---------

  TOTAL INCOME                235,361          32,907
                            ---------       ---------
  EXPENSES:
    Advisory fees
      (Note 2)                 37,732          23,091
    Sub-Advisory fees
      (Note 2)                  8,434          10,323
    Shareholder service
      fees (S Class)
      (Note 2)                  1,993           3,322
    Shareholder service
      fees (I Class)
      (Note 2)                  1,821             689
    Administrative fees
      (Note 2)                  4,439           2,717
    Sub-Administration
      fees (Note 2)            45,973          45,009
    Trustee's fees and
      expenses (Note 2)         2,196           2,196
    Custody and
      accounting fees
      (Note 2)                 33,488          65,652
    Transfer agent fees
      (S Class)                10,464          10,461
    Transfer agent fees
      (I Class)                10,456          10,456
    Audit fees                 12,751          12,179
    Legal fees                  1,667           1,667
    Registration fees          16,258          15,687
    Organization costs         23,621          23,620
    Other expenses              3,421           3,265
                            ---------       ---------

  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:           214,714         230,334
    Less: Expenses waived
      or borne by the
      Advisor (Note 2)       (122,985)       (139,868)
    Less: Expenses waived
      by the
      Sub-Administrator,
      Custodian and
      accounting agent
      (Note 2)                (45,415)        (45,415)
                            ---------       ---------

    NET EXPENSES               46,314          45,051
                            ---------       ---------

  NET INVESTMENT INCOME
    (LOSS)                    189,047         (12,144)
                            ---------       ---------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    REALIZED GAIN (LOSS)
      ON:
      Investments             (22,263)          2,820
      Foreign currency
        transactions          215,984         (12,440)
    INCREASE (DECREASE)
      IN UNREALIZED
      APPRECIATION
      (DEPRECIATION) ON:
      Investments            (202,517)        316,980
      Foreign currency
        translations          (32,260)            (99)
                            ---------       ---------

    Net realized and
      unrealized gain
      (loss) on
      investments and
      change in
      unrealized
      appreciation
      (depreciation)          (41,056)        307,261
                            ---------       ---------

  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS              $ 147,991       $ 295,117
                            =========       =========

  *  From commencement of operations, July 29, 1999.
 **  From commencement of operations, August 5, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                           SA INTERNATIONAL       SA           SA          SA U.S.
                            SMALL COMPANY     U.S. HBTM    U.S. MARKET  SMALL COMPANY
                                FUND**          FUND**       FUND**        FUND**
-------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                 $  91,307       $  21,323    $   35,999     $  10,231
    Interest                          2           6,261         9,777         5,000
    Less: Foreign taxes
      withheld                       --             (15)           --            --
                              ---------       ---------    ----------     ---------

  TOTAL INCOME                   91,309          27,569        45,776        15,231
                              ---------       ---------    ----------     ---------
  EXPENSES:
    Advisory fees
      (Note 2)                    6,350           9,829        20,169         8,631
    Sub-Advisory fees
      (Note 2)                       --           3,122         1,186         3,858
    Shareholder service
      fees (S Class)
      (Note 2)                      896           1,446         3,045         1,268
    Shareholder service
      fees (I Class)
      (Note 2)                      194             288           577           254
    Administrative fees
      (Note 2)                      747           1,156         2,373         1,015
    Sub-Administration
      fees (Note 2)              43,805          44,053        44,798        43,954
    Trustee's fees and
      expenses (Note 2)           2,195           2,196         2,196         2,196
    Custody and
      accounting fees
      (Note 2)                   26,854          30,509        38,430        34,007
    Transfer agent fees
      (S Class)                  10,443          10,464        10,464        10,464
    Transfer agent fees
      (I Class)                  10,467          10,456        10,456        10,456
    Audit fees                   12,179          12,179        12,179        12,179
    Legal fees                    1,667           1,667         1,667         1,667
    Registration fees            12,562          13,295        14,849        12,886
    Organization costs           23,620          23,621        23,621        23,620
    Other expenses                3,267           3,290         3,267         3,267
                              ---------       ---------    ----------     ---------

  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:             155,246         167,571       189,277       169,722
    Less: Expenses waived
      or borne by the
      Advisor (Note 2)          (99,324)       (107,563)     (115,025)     (109,972)
    Less: Expenses waived
      by the
      Sub-Administrator,
      Custodian and
      accounting agent
      (Note 2)                  (45,415)        (45,415)      (45,416)      (45,414)
                              ---------       ---------    ----------     ---------

    NET EXPENSES                 10,507          14,593        28,836        14,336
                              ---------       ---------    ----------     ---------

  NET INVESTMENT INCOME
    (LOSS)                       80,802          12,976        16,940           895
                              ---------       ---------    ----------     ---------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    REALIZED GAIN (LOSS)
      ON:
      Investments               330,366              --        21,925         2,671
      Foreign currency
        transactions                 --              --            --            --
    INCREASE (DECREASE)
      IN UNREALIZED
      APPRECIATION
      (DEPRECIATION) ON:
      Investments              (392,815)        (89,766)    1,010,160       613,297
      Foreign currency
        translations                 --              --            --            --
                              ---------       ---------    ----------     ---------

    Net realized and
      unrealized gain
      (loss) on
      investments and
      change in
      unrealized
      appreciation
      (depreciation)            (62,449)        (89,766)    1,032,085       615,968
                              ---------       ---------    ----------     ---------

  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS                $  18,353       $ (76,790)   $1,049,025     $ 616,863
                              =========       =========    ==========     =========

  *  From commencement of operations, July 29, 1999.
 **  From commencement of operations, August 5, 1999.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE PERIOD ENDED DECEMBER 31, 1999* (Unaudited)

                                SA       SA INTERNATIONAL
                           FIXED INCOME        HBTM
                               FUND            FUND
---------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)               $   189,047     $   (12,144)
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions             193,721          (9,620)
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)          (234,777)        316,881
                           -----------     -----------
    Net increase
      (decrease) from
      operations               147,991         295,117
                           -----------     -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                  (51,958)        (25,889)
      Class I                 (176,515)        (37,689)
                           -----------     -----------
  TOTAL DISTRIBUTIONS         (228,473)        (63,578)
                           -----------     -----------
  SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                5,275,282       7,758,174
      Class I               13,459,202       8,733,899
    Value of
      distributions
      reinvested
      Class S                   50,998          25,526
      Class I                  175,405          37,689
    Cost of shares
      redeemed
      Class S                 (110,924)        (61,080)
      Class I                 (310,014)       (121,350)
                           -----------     -----------
  TOTAL SHARE
    TRANSACTIONS            18,539,949      16,372,858
    Shareholder
      transaction fees
      (Note 2)                      --              --
                           -----------     -----------
  Net increase (decrease)
    from share
    transactions            18,539,949      16,372,858
                           -----------     -----------
  TOTAL INCREASE
    (DECREASE) IN NET
    ASSETS                  18,459,467      16,604,397
NET ASSETS
  Beginning of period           50,000          10,000
                           -----------     -----------
  End of period            $18,509,467     $16,614,397
                           ===========     ===========
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                $   (39,426)    $   (75,722)
CAPITAL SHARE
  TRANSACTIONS:
CLASS S:
  Shares sold by
    subscription               525,782         787,132
  Issued for
    distributions
    reinvested                   5,112           2,608
  Shares redeemed              (11,077)         (6,173)
                           -----------     -----------
  Net increase (decrease)
    in fund shares             519,817         783,567
                           ===========     ===========
CLASS I:
  Shares sold by
    subscription             1,343,153         887,874
  Issued for
    distributions
    reinvested                  17,572           3,845
  Shares redeemed              (31,090)        (12,331)
                           -----------     -----------
  Net increase (decrease)
    in fund shares           1,329,635         879,388
                           ===========     ===========

  * From commencement of operations on July 29, 1999 for the SA Fixed Income Fund, and from August 5, 1999 for all other Funds.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                           SA INTERNATIONAL       SA            SA           SA U.S.
                            SMALL COMPANY     U.S. HBTM     U.S. MARKET   SMALL COMPANY
                                 FUND            FUND          FUND           FUND
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)                  $   80,802      $   12,976    $    16,940    $      895
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions               330,366              --         21,925         2,671
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)            (392,815)        (89,766)     1,010,160       613,297
                              ----------      ----------    -----------    ----------
    Net increase
      (decrease) from
      operations                  18,353         (76,790)     1,049,025       616,863
                              ----------      ----------    -----------    ----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                    (40,786)             --             --            --
      Class I                    (51,606)             --             --            --
                              ----------      ----------    -----------    ----------
  TOTAL DISTRIBUTIONS            (92,392)             --             --            --
                              ----------      ----------    -----------    ----------
  SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                  2,038,698       3,517,702      6,876,566     2,812,464
      Class I                  2,482,775       3,906,720      6,660,152     3,138,377
    Value of
      distributions
      reinvested
      Class S                     40,128              --             --            --
      Class I                     51,605              --             --            --
    Cost of shares
      redeemed
      Class S                    (17,786)        (21,745)      (146,133)      (75,458)
      Class I                    (58,798)        (87,182)      (187,640)     (109,697)
                              ----------      ----------    -----------    ----------
  TOTAL SHARE
    TRANSACTIONS               4,536,622       7,315,495     13,202,945     5,765,686
    Shareholder
      transaction fees
      (Note 2)                    30,733              --             --            --
                              ----------      ----------    -----------    ----------
  Net increase (decrease)
    from share
    transactions               4,567,355       7,315,495     13,202,945     5,765,686
                              ----------      ----------    -----------    ----------
  TOTAL INCREASE
    (DECREASE) IN NET
    ASSETS                     4,493,316       7,238,705     14,251,970     6,382,549
NET ASSETS
  Beginning of period             10,000          10,000         10,000        10,000
                              ----------      ----------    -----------    ----------
  End of period               $4,503,316      $7,248,705    $14,261,970    $6,392,549
                              ==========      ==========    ===========    ==========
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                   $  (11,590)     $   12,976    $    16,940    $      895
CAPITAL SHARE
  TRANSACTIONS:
CLASS S:
  Shares sold by
    subscription                 199,229         370,398        667,248       272,185
  Issued for
    distributions
    reinvested                     4,078              --             --            --
  Shares redeemed                 (1,754)         (2,326)       (13,880)       (7,201)
                              ----------      ----------    -----------    ----------
  Net increase (decrease)
    in fund shares               201,553         368,072        653,368       264,984
                              ==========      ==========    ===========    ==========
CLASS I:
  Shares sold by
    subscription                 243,793         410,078        642,174       302,321
  Issued for
    distributions
    reinvested                     5,245              --             --            --
  Shares redeemed                 (5,785)         (9,354)       (17,570)      (10,393)
                              ----------      ----------    -----------    ----------
  Net increase (decrease)
    in fund shares               243,253         400,724        624,604       291,928
                              ==========      ==========    ===========    ==========

  * From commencement of operations on July 29, 1999 for the SA Fixed Income Fund, and from August 5, 1999 for all other Funds.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Unaudited)

                                                SA FIXED
                                              INCOME FUND*
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
Net Asset Value, Beginning of Period       $10.00     $ 10.00
                                           ------     -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.12        0.15
  Net realized and unrealized gain
    (loss) on securities                     0.02          --
                                           ------     -------
Total from Investment Operations             0.14        0.15
                                           ------     -------

LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.16)      (0.17)
  Distributions from capital gains             --          --
                                           ------     -------
Total Distributions                         (0.16)      (0.17)
                                           ------     -------

Net Asset Value, End of Period             $ 9.98     $  9.98
                                           ======     =======

Total Return (1)                             1.36%       1.47%
Net Assets, End of Period (000s)           $5,214     $13,295
Ratio of Net Expenses to Average Net
  Assets (2)                                 1.26%       1.00%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                              5.76%       3.40%
Ratio of Net Investment Income to
  Average Net Assets (2)                     4.19%       4.29%
Portfolio Turnover Rate (1)                     6%          6%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the financial statements, net
  investment income/(loss) per share
  would have been (3)                      $(0.01)    $  0.07

  * For the period from July 29, 1999 (commencement of operations) through December 31, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

                                            SA INTERNATIONAL
                                               HBTM FUND*
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
Net Asset Value, Beginning of Period        $10.00     $10.00
                                            ------     ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               (0.01)        --
  Net realized and unrealized gain
    (loss) on securities                      0.02       0.03
                                            ------     ------
Total from Investment Operations              0.01       0.03
                                            ------     ------

LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.03)     (0.04)
  Distributions from capital gains              --         --
                                            ------     ------
Total Distributions                          (0.03)     (0.04)
                                            ------     ------

Net Asset Value, End of Period              $ 9.98     $ 9.99
                                            ======     ======

Total Return (1)                              0.15%      0.36%
Net Assets, End of Period (000s)            $7,828     $8,787
Ratio of Net Expenses to Average Net
  Assets (2)                                  1.79%      1.53%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                               7.00%      6.61%
Ratio of Net Investment Income to
  Average Net Assets (2)                     (0.55)%    (0.35)%
Portfolio Turnover Rate (1)                      0%         0%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the financial statements, net
  investment income/(loss) per share
  would have been (3)                       $(0.08)    $(0.06)

  * For the period from August 5, 1999 (commencement of operations) through December 31, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

                                            SA INTERNATIONAL
                                          SMALL COMPANY FUND*
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
Net Asset Value, Beginning of Period        $10.00     $10.00
                                            ------     ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                0.19       0.20
  Net realized and unrealized gain
    (loss) on securities                      0.12       0.12
                                            ------     ------
Total from Investment Operations              0.31       0.32
                                            ------     ------

LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.21)     (0.22)
  Distributions from capital gains              --         --
                                            ------     ------
Total Distributions                          (0.21)     (0.22)
                                            ------     ------

Net Asset Value, End of Period              $10.10     $10.10
                                            ======     ======

Total Return (1)                              3.20%      3.31%
Net Assets, End of Period (000s)            $2,041     $2,463
Ratio of Net Expenses to Average Net
  Assets (2)                                  1.54%      1.28%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                              15.03%     14.36%
Ratio of Net Investment Income to
  Average Net Assets (2)                      9.89%     11.65%
Portfolio Turnover Rate (1)                      1%         1%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the financial statements, net
  investment income/(loss) per share
  would have been (3)                       $(0.07)    $(0.02)

  * For the period from August 5, 1999 (commencement of operations) through December 31, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

                                                SA U.S.
                                               HBTM FUND*
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
Net Asset Value, Beginning of Period       $10.00     $10.00
                                           ------     ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.01       0.02
  Net realized and unrealized gain
    (loss) on securities                    (0.59)     (0.61)
                                           ------     ------
Total from Investment Operations            (0.58)     (0.59)
                                           ------     ------

LESS DISTRIBUTIONS:
  Dividends from net investment income         --         --
  Distributions from capital gains             --         --
                                           ------     ------
Total Distributions                          0.00       0.00
                                           ------     ------

Net Asset Value, End of Period             $ 9.42     $ 9.41
                                           ======     ======

Total Return (1)                            (5.80)%    (5.90)%
Net Assets, End of Period (000s)           $3,472     $3,777
Ratio of Net Expenses to Average Net
  Assets (2)                                 1.39%      1.13%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                             10.73%     10.37%
Ratio of Net Investment Income to
  Average Net Assets (2)                     0.95%      1.29%
Portfolio Turnover Rate (1)                     0%         0%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the financial statements, net
  investment income/(loss) per share
  would have been (3)                      $(0.13)    $(0.11)

  * For the period from August 5, 1999 (commencement of operations) through December 31, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

                                                SA U.S.
                                              MARKET FUND*
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
Net Asset Value, Beginning of Period       $10.00     $10.00
                                           ------     ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.01       0.02
  Net realized and unrealized gain
    (loss) on securities                     1.14       1.14
                                           ------     ------
Total from Investment Operations             1.15       1.16
                                           ------     ------

LESS DISTRIBUTIONS:
  Dividends from net investment income         --         --
  Distributions from capital gains             --         --
                                           ------     ------
Total Distributions                          0.00       0.00
                                           ------     ------

Net Asset Value, End of Period             $11.15     $11.16
                                           ======     ======

Total Return (1)                            11.50%     11.60%
Net Assets, End of Period (000s)           $7,289     $6,973
Ratio of Net Expenses to Average Net
  Assets (2)                                 1.34%      1.08%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                              6.12%      5.99%
Ratio of Net Investment Income to
  Average Net Assets (2)                     0.58%      0.86%
Portfolio Turnover Rate (1)                     0%         0%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the financial statements, net
  investment income/(loss) per share
  would have been (3)                      $(0.08)    $(0.07)

  * For the period from August 5, 1999 (commencement of operations) through December 31, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

                                                SA U.S.
                                          SMALL COMPANY FUND*
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
Net Asset Value, Beginning of Period       $10.00     $10.00
                                           ------     ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                 --         --
  Net realized and unrealized gain
    (loss) on securities                     1.45       1.46
                                           ------     ------
Total from Investment Operations             1.45       1.46
                                           ------     ------

LESS DISTRIBUTIONS:
  Dividends from net investment income         --         --
  Distributions from capital gains             --         --
                                           ------     ------
Total Distributions                          0.00       0.00
                                           ------     ------

Net Asset Value, End of Period             $11.45     $11.46
                                           ======     ======

Total Return (1)                            14.50%     14.60%
Net Assets, End of Period (000s)           $3,041     $3,352
Ratio of Net Expenses to Average Net
  Assets (2)                                 1.54%      1.28%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                             12.42%     12.03%
Ratio of Net Investment Income to
  Average Net Assets (2)                    (0.06)%     0.24%
Portfolio Turnover Rate (1)                     1%         1%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the financial statements, net
  investment income/(loss) per share
  would have been (3)                      $(0.21)    $(0.18)

  * For the period from August 5, 1999 (commencement of operations) through December 31, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursements.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    The SA Funds--Investment Trust (the "Trust") was organized as a Delaware business trust on June 16, 1998 under the name RWB Funds--Investment Trust. The Trust adopted its current name on June 7, 1999. The Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest, with different classes of shares within each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust consists of the following publicly offered Funds:

    SA Fixed Income Fund
    SA International HBtM Fund
    SA International Small Company Fund
    SA U.S. HBtM Fund
    SA U.S. Market Fund
    SA U.S. Small Company Fund

    All of the Funds commenced investment operations on August 5, 1999 with the exception of the SA Fixed Income Fund, which commenced operations on July 29, 1999. In addition, on Novermber 23, 1999 the Trust's Board of Trustees created two additional Funds which have not yet commenced operations.

    The Funds offer two classes of shares -- Class I and Class S. Each class has its own expense structure, including different shareholder servicing fees and operating expenses. Both classes are offered without a sales charge.

    On July 7, 1999, the SA Fixed Income Fund issued 2,500 Class I shares and 2,500 Class S shares, and each of the SA International HBtM, International Small Company, U.S. HBtM, U.S. Market and U.S. Small Company Funds issued 500 Class I shares and 500 Class S shares at net asset value (the "Initial Shares") to RWB Advisory Services Inc (the "Manager").

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

    SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term debt securities are valued based upon prices provided by an independent pricing service. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Trustees of the Funds.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------------------------

    Investments in the underlying funds within the International Small Company Fund are valued at the closing net asset value per share of each underlying fund as reported on each business day.

    REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. (the "Sub-adviser") will review and continuously monitor the credit worthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

    FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

    The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

    The SA Fixed Income and International HBtM Funds may purchase foreign securities, or in the case of the International Small Company Fund, may purchase other funds that invest in foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. Realized gain or loss is recognized when the contract is closed which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------------------------

    Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    At December 31, 1999, the SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

                                        LOCAL     AGGREGATE                 UNREALIZED
                           DELIVERY    CURRENCY      FACE       TOTAL      APPRECIATION
                             DATE       AMOUNT      AMOUNT      VALUE     (DEPRECIATION)
                           ---------  ----------  ----------  ----------  --------------
Australian Dollar
  (sell).................  1/20/2000   1,180,952  $  750,767  $  775,551     $(24,784)
Canadian Dollar (sell)...  1/20/2000     950,030     643,695     658,453      (14,758)
Danish Krone (sell)......  1/20/2000   3,451,633     475,641     467,756        7,885
Swedish Krona (sell).....  1/20/2000   3,964,562     472,129     466,550        5,579
Euro (sell)..............  1/21/2000   3,778,834   3,806,420   3,812,491       (6,071)
British Pounds (sell)....  1/21/2000     317,060     514,525     512,201        2,324
Japanese Yen (sell)......  1/31/2000  29,264,705     287,866     287,925          (59)
                                                                             --------
                                                                             $(29,884)
                                                                             ========

    INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date, except certain cash dividends from foreign securities that are recorded as soon as the Funds are informed. Interest income is recorded on an accrual basis and includes amortization of discounts based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for federal income tax purposes.

    Expenses which cannot be attributed to a particular fund are apportioned among the Funds either evenly or based on relative net assets. Otherwise, expenses are attributed directly to the appropriate fund or class as applicable.

    Investment income, realized and unrealized gains and losses, and common expenses of a fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution and certain other class specific fees and expense limitations.

    FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its stockholders. The Funds do not expect to be subject to income tax and no such provision will be made.

    DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding the Fixed Income Fund, declares and pays its net investment income annually. The Fixed Income Fund declares and pays its net investment income quarterly. All Funds declare and pay distributions from net realized capital gains at least annually.

    Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------------------------
securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid-in. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

    ORGANIZATION EXPENSES -- Costs and expenses of the Trust paid by the Manager in connection with the organization of the Trust and the initial public offering of its shares were immediately expensed by each Fund.

2.  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Advisory and Administrative Service Agreement with the Manager, an indirect, wholly-owned subsidiary of Assante Corporation which is a privately held financial service company located in Winnipeg Canada, under which the Manager manages the investments of and provides administrative services to each Fund. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable monthly at the rate of 0.85% of the average daily net assets of each Fund. For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

    The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided, the Manager is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class S shares, and an annual service fee at the rate of up to 0.05% of the value of average daily net assets of Class I shares of each Fund.

    The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 7, 2009.

                                            CLASS S      CLASS I
                                            EXPENSE      EXPENSE
FUND                                      LIMIT RATIO  LIMIT RATIO
----                                      -----------  -----------
SA Fixed Income Fund....................      1.26%        1.00%
SA International HBtM Fund..............      1.79%        1.53%
SA International Small Company Fund.....      1.54%        1.28%
SA U.S. HBtM Fund.......................      1.39%        1.13%
SA U.S. Market Fund.....................      1.34%        1.08%
SA U.S. Small Company Fund..............      1.54%        1.28%

    The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the manager must request reimbursement within three years from the year in which the waiver/reimbursement

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------------------------
is made, (2) the Board of Trustees must approve the reimbursement, and (3) the Fund must be able to make the reimbursement and still stay within the operating expense limitations. As of December 31, 1999, the following amounts are subject to this recapture through June 30, 2003.

                                                      AMOUNT
                                                    SUBJECT TO
FUND                                                RECAPTURE
----                                                ----------
SA Fixed Income Fund..............................   $122,985
SA International HBtM Fund........................    139,868
SA International Small Company Fund...............     99,324
SA U.S. HBtM Fund.................................    107,563
SA U.S. Market Fund...............................    115,025
SA U.S. Small Company Fund........................    109,972

    The Trust has entered into a Sub-Advisory Agreement with Dimensional Fund Advisors Inc. ("DFA"). For the sub-advisory services provided, DFA is entitled to a fee from each Fund (other than the International Small Company Fund) computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below. The International Small Company Fund will not pay a fee to DFA for its sub-advisory services. DFA, however, receives administration fees from the feeder funds in which the International Small Company Fund invests and also received advisory fees for providing advisory serves to the corresponding master funds. The sub-advisory fee percentage rate applicable to each Fund is as follows:

                                                    SUB-ADVISORY
FUND                                                 FEE RATIO
----                                                ------------
SA Fixed Income Fund..............................       0.19%
SA International HBtM Fund........................       0.38%
SA U.S. HBtM Fund.................................       0.27%
SA U.S. Market Fund...............................       0.05%
SA U.S. Small Company Fund........................       0.38%

    TRUSTEES FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive a $5,000 annual retainer fee and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustees receive no compensation for their services as trustees.

    SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator to the Trust, pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with the Manager of the Trust. For providing such services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% on the first $750 million of net assets, plus 0.04% for net assets between $750 million and $1.5 billion, plus 0.02% on net assets over $1.5 billion, subject to a minimum Fee of $85,000 annually per Fund.

    SHAREHOLDER TRANSACTION FEES -- The International Small Company Fund charges a transaction fee of 0.675% of the Fund's offering price on purchases of, and exchanges for, shares of the Fund. The fee does not

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------------------------
apply to reinvested dividends or capital gain distributions. The fee is not a sales charge. It is paid to the Fund and is used to protect existing shareholders by offsetting the transaction costs associated with new purchases of securities by the Fund.

    During the first six months, State Street has agreed to waive its minimum fee charges for sub-administration and custodian fees. Through December 31, 1999, State Street has waived the following amounts in administration fees for each Fund:

                                                    WAIVER
FUND                                                AMOUNT
----                                                -------
SA Fixed Income Fund..............................  $45,415
SA International HBtM Fund........................   45,415
SA International Small Company Fund...............   45,415
SA U.S. HBtM Fund.................................   45,415
SA U.S. Market Fund...............................   45,416
SA U.S. Small Company Fund........................   45,414

3.  PURCHASES AND SALES OF SECURITIES

    Excluding short-term investments, each purchases and sales of securities for the period ended December 31, 1999 were as follows:

                                                    PURCHASES
                                          ------------------------------
                                          U.S. GOVERNMENT      OTHER
                                          ---------------  -------------
SA Fixed Income Fund....................    $1,227,085      $ 9,929,922
SA International HBtM Fund..............            --       15,327,934
SA International Small Company Fund.....            --        4,918,595
SA U.S. HBtM Fund.......................            --        7,302,729
SA U.S. Market Fund.....................            --       13,186,984
SA U.S. Small Company Fund..............            --        5,812,029

                                                     SALES
                                          ---------------------------
                                          U.S. GOVERNMENT    OTHER
                                          ---------------  ----------
SA Fixed Income Fund....................    $       --      $438,913
SA International HBtM Fund..............            --        35,414
SA International Small Company Fund.....            --        22,771
SA U.S. HBtM Fund.......................            --            --
SA U.S. Market Fund.....................            --            --
SA U.S. Small Company Fund..............            --        31,338

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999 (Unaudited) (Continued)

--------------------------------------------------------------------------------

4.  DISTRIBUTIONS

    Through December 31, 1999, the Funds indicated below declared and paid ordinary income distributions. These amounts are as follows:

                                AMOUNTS PER SHARE
                                ------------------
FUND                            S CLASS   I CLASS   DECLARATION DATE  PAYABLE DATE
----                            --------  --------  ----------------  ------------
SA Fixed Income Fund..........  $0.0593   $0.0634        9/24/1999      9/27/1999
SA Fixed Income Fund..........   0.0965    0.1031       12/21/1999     12/22/1999
SA International HBtM Fund....   0.0344    0.0448       12/21/1999     12/22/1999
SA International Small Company
  Fund........................   0.2141    0.2247       12/21/1999     12/22/1999

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